UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	07/31/17

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Institutional S&P 500 Stock Index Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables - .2%
Ally Auto Receivables Trust,
Ser. 2015-2, Cl. A4	1.84	6/15/20	1,000,000		1,002,873
Ford Credit Auto Owner Trust,
Ser. 2016-B, Cl. A3	1.33	10/15/20	1,000,000		997,174
Toyota Auto Receivables Owner Trust,
Ser. 2016-C, Cl. A4	1.32	11/15/21	1,000,000		991,582
					2,991,629
Asset-Backed Ctfs./Credit Cards - .3%
Chase Issuance Trust,
Ser. 2016-A2, Cl. A	1.37	6/15/21	1,000,000		994,808
Chase Issuance Trust,
Ser. 2017-A4, Cl. A4	1.84	4/15/22	1,000,000		1,001,928
Citibank Credit Card Issuance Trust,
Ser. 2014-A5, Cl. A5	2.68	6/7/23	1,000,000		1,025,539
Discover Card Execution Note Trust,
Ser. 2017-A2, Cl. A2	2.39	7/15/24	1,250,000		1,267,303
					4,289,578
Commercial Mortgage Pass-Through Ctfs. - 1.2%
Citigroup Commercial Mortgage Trust,
Ser. 2014-GC23, Cl. A4	3.62	7/10/47	1,000,000		1,048,684
Commercial Mortgage Trust,
Ser. 2013-CR11, Cl. B	5.33	10/10/46	750,000	[a]	822,823
Commercial Mortgage Trust,
Ser. 2014-CR16, Cl. A4	4.05	4/10/47	1,200,000		1,287,057
Commercial Mortgage Trust,
Ser. 2016-CR28, Cl. A4	3.76	2/10/49	1,035,000		1,091,440
GS Mortgage Securities Trust,
Ser. 2014-GC18, Cl. A3	3.80	1/10/47	500,000		528,662
GS Mortgage Securities Trust,
Ser. 2015-GC28, Cl. AAB	3.21	2/10/48	750,000		777,730
J.P. Morgan Chase Commercial Mortgage
Securities Corp.,
Ser. 2012-LC9, Cl. A5	2.84	12/15/47	1,000,000		1,018,171
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2013-C15, Cl. A5	4.13	11/15/45	500,000		539,990
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2014-C24, Cl. A5	3.64	11/15/47	725,000		760,540
JPMBB Commercial Mortgage Securities
Trust,
Ser. 2015-C33, Cl. A4	3.77	12/15/48	2,000,000		2,114,954
Morgan Stanley Bank of America Merrill
Lynch Trust,
Ser. 2015-C20, Cl. A4	3.25	2/15/48	1,175,000		1,198,343
Morgan Stanley Capital I Trust,
Ser. 2012-C4, Cl. AS	3.77	3/15/45	720,000		755,002
SG Commercial Mortgage Securities Trust,
Ser. 2016-C5, Cl. A4	3.06	10/10/48	2,000,000		1,982,302

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Commercial Mortgage Pass-Through Ctfs. - 1.2% (continued)
UBS-Barclays Commercial Mortgage Trust,
Ser. 2012-C3, Cl. A4	3.09	8/10/49	500,000		514,949
UBS-Barclays Commercial Mortgage Trust,
Ser. 2013-C6, Cl. A4	3.24	4/10/46	1,412,000		1,454,280
WF-RBS Commercial Mortgage Trust,
Ser. 2013-C14, Cl. ASB	2.98	6/15/46	500,000		512,331
WF-RBS Commercial Mortgage Trust,
Ser. 2014-C20, Cl. A2	3.04	5/15/47	1,000,000		1,019,486
					17,426,744
Consumer Discretionary - 2.7%
21st Century Fox America,
Gtd. Debs.	7.75	12/1/45	100,000		148,197
21st Century Fox America,
Gtd. Notes	6.20	12/15/34	250,000		311,969
21st Century Fox America,
Gtd. Notes	4.75	9/15/44	250,000		266,882
21st Century Fox America,
Gtd. Notes, Ser. WI	3.70	9/15/24	400,000		418,164
Alibaba Group Holding,
Gtd. Notes	3.13	11/28/21	290,000		297,515
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	300,000		310,719
Amazon.com,
Sr. Unscd. Notes	2.60	12/5/19	500,000		509,843
AutoZone,
Sr. Unscd. Notes	3.13	4/21/26	500,000		486,653
AutoZone,
Sr. Unscd. Notes	3.75	6/1/27	350,000		355,681
Bed Bath & Beyond,
Sr. Unscd. Notes	3.75	8/1/24	500,000	[b]	499,938
BorgWarner,
Sr. Unscd. Notes	3.38	3/15/25	500,000		507,358
California Institute of Technology,
Unscd. Bonds	4.32	8/1/45	110,000		119,362
Carnival,
Gtd. Notes	3.95	10/15/20	300,000		319,465
CBS,
Gtd. Debs.	7.88	7/30/30	300,000		416,468
CBS,
Gtd. Notes	4.90	8/15/44	240,000		255,627
Charter Communications Operating,
Sr. Scd. Notes	4.91	7/23/25	910,000		979,692
Charter Communications Operating,
Sr. Scd. Notes	6.48	10/23/45	500,000		592,249
Colgate-Palmolive,
Sr. Unscd. Notes	2.45	11/15/21	500,000		508,657
Comcast,
Gtd. Bonds	4.75	3/1/44	500,000		558,631
Comcast,
Gtd. Notes	5.70	7/1/19	500,000		537,559
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		306,370
Comcast,
Gtd. Notes	2.75	3/1/23	100,000		101,487
Comcast,
Gtd. Notes	3.38	8/15/25	730,000		755,451

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.7% (continued)
Comcast,
Gtd. Notes	4.25	1/15/33	500,000		536,600
Comcast,
Gtd. Notes	4.40	8/15/35	340,000		369,696
Comcast,
Gtd. Notes	6.45	3/15/37	650,000		871,066
Comcast Cable Communications Holdings,
Gtd. Notes	9.46	11/15/22	304,000		408,692
Costco Wholesale,
Sr. Unscd. Bonds	2.30	5/18/22	170,000		170,591
Costco Wholesale,
Sr. Unscd. Notes	2.25	2/15/22	500,000		502,778
Costco Wholesale,
Sr. Unscd. Notes	3.00	5/18/27	100,000		100,199
CVS Health,
Sr. Unscd. Bonds	2.25	8/12/19	500,000		504,218
CVS Health,
Sr. Unscd. Notes	2.80	7/20/20	680,000		695,544
CVS Health,
Sr. Unscd. Notes	2.88	6/1/26	400,000		390,513
CVS Health,
Sr. Unscd. Notes	5.13	7/20/45	480,000		553,803
Delphi Automotive,
Gtd. Notes	4.25	1/15/26	400,000		426,462
Discovery Communications,
Gtd. Notes	6.35	6/1/40	400,000		446,163
Ford Motor,
Sr. Unscd. Bonds	6.63	10/1/28	400,000		479,078
Ford Motor,
Sr. Unscd. Notes	5.29	12/8/46	160,000	[b]	165,824
General Motors,
Sr. Unscd. Notes	5.20	4/1/45	340,000		341,383
Grupo Televisa,
Sr. Unscd. Notes	5.00	5/13/45	400,000		400,085
Hasbro,
Sr. Unscd. Notes	3.15	5/15/21	450,000		460,753
Home Depot,
Sr. Unscd. Notes	2.00	4/1/21	300,000		300,501
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	300,000		390,677
Home Depot,
Sr. Unscd. Notes	4.88	2/15/44	500,000		582,728
Interpublic Group,
Sr. Unscd. Notes	4.20	4/15/24	500,000		527,900
Kohl's,
Sr. Unscd. Notes	4.75	12/15/23	250,000		261,491
Lowe's Cos.,
Sr. Unscd. Notes	3.13	9/15/24	500,000		511,211
Lowe's Cos.,
Sr. Unscd. Notes	3.10	5/3/27	500,000		502,705
Lowe's Cos.,
Sr. Unscd. Notes	4.38	9/15/45	250,000		266,989
Lowe's Cos.,
Sr. Unscd. Notes	4.05	5/3/47	120,000		123,058
Macy's Retail Holdings,
Gtd. Debs.	6.90	4/1/29	350,000		380,376

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.7% (continued)
Marriott International,
Sr. Unscd. Notes	3.13	10/15/21	600,000		616,950
Mattel,
Sr. Unscd. Notes	2.35	5/6/19	500,000		501,020
McDonald's,
Sr. Unscd. Notes	2.75	12/9/20	300,000		308,128
McDonald's,
Sr. Unscd. Notes	4.88	12/9/45	465,000		524,764
Newell Brands,
Sr. Unscd. Notes	5.50	4/1/46	350,000		422,395
NIKE,
Sr. Unscd. Notes	2.25	5/1/23	300,000		299,098
NIKE,
Sr. Unscd. Notes	3.63	5/1/43	300,000		292,470
Nordstrom,
Sr. Unscd. Bonds	4.75	5/1/20	500,000		526,574
Omnicom Group,
Gtd. Notes	3.63	5/1/22	500,000		524,302
Philip Morris International,
Sr. Unscd. Notes	2.50	8/22/22	600,000		602,955
President & Fellows of Harvard College,
Unscd. Bonds	3.15	7/15/46	750,000		714,373
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	29,000		38,618
QVC,
Sr. Scd. Notes	5.45	8/15/34	250,000		244,673
Rice University,
Unscd. Bonds	3.57	5/15/45	250,000		253,818
Stanley Black & Decker,
Gtd. Notes	3.40	12/1/21	400,000		418,058
Staples,
Sr. Unscd. Notes	4.38	1/12/23	250,000	[b]	253,984
Starbucks,
Sr. Unscd. Notes	4.30	6/15/45	500,000		545,153
Target,
Sr. Unscd. Notes	2.30	6/26/19	250,000		253,541
Target,
Sr. Unscd. Notes	2.50	4/15/26	400,000	[b]	385,088
Thomson Reuters,
Sr. Unscd. Notes	3.95	9/30/21	300,000		315,211
Time Warner,
Gtd. Debs.	6.25	3/29/41	400,000		490,789
Time Warner,
Gtd. Notes	4.75	3/29/21	500,000		540,807
Time Warner,
Gtd. Notes	7.63	4/15/31	300,000		413,997
Time Warner,
Gtd. Notes	4.85	7/15/45	300,000		310,767
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000		420,849
Time Warner Cable,
Gtd. Debs.	4.50	9/15/42	500,000		471,372
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	500,000		550,309
University of Southern California,
Sr. Unscd. Notes	5.25	2/15/41	40,000		48,577

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary - 2.7% (continued)
Viacom,
Sr. Unscd. Notes	2.75	12/15/19	129,000		130,646
Viacom,
Sr. Unscd. Notes	4.38	3/15/43	400,000		355,061
Walgreens Boots Alliance,
Gtd. Notes	3.30	11/18/21	400,000		414,857
Walgreens Boots Alliance,
Gtd. Notes	4.50	11/18/34	400,000		418,039
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	1,000,000		1,055,922
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000		740,707
Wal-Mart Stores,
Sr. Unscd. Notes	4.30	4/22/44	500,000		557,243
Walt Disney,
Sr. Unscd. Notes	2.30	2/12/21	500,000		506,676
Walt Disney,
Sr. Unscd. Notes	3.00	2/13/26	500,000		504,721
Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000		213,742
WPP Finance 2010,
Gtd. Notes	3.75	9/19/24	750,000		769,504
Wyndham Worldwide,
Sr. Unscd. Notes	3.90	3/1/23	250,000		259,446
Xerox,
Sr. Unscd. Notes	3.80	5/15/24	500,000	[b]	505,666
					38,955,891
Consumer Staples - 1.4%
Altria Group,
Gtd. Notes	2.85	8/9/22	500,000		510,491
Altria Group,
Gtd. Notes	4.25	8/9/42	500,000		509,380
Anheuser-Busch InBev Finance,
Gtd. Notes	1.90	2/1/19	390,000		391,813
Anheuser-Busch InBev Finance,
Gtd. Notes	2.65	2/1/21	1,049,063		1,067,637
Anheuser-Busch InBev Finance,
Gtd. Notes	2.63	1/17/23	500,000		504,329
Anheuser-Busch InBev Finance,
Gtd. Notes	3.70	2/1/24	1,000,000		1,053,642
Anheuser-Busch InBev Finance,
Gtd. Notes	3.65	2/1/26	615,000		637,154
Anheuser-Busch InBev Finance,
Gtd. Notes	4.70	2/1/36	590,000		655,084
Anheuser-Busch InBev Finance,
Gtd. Notes	4.00	1/17/43	700,000		700,646
Campbell Soup,
Sr. Unscd. Notes	3.30	3/19/25	400,000		407,475
Church & Dwight Co.,
Sr. Unscd. Notes	3.95	8/1/47	300,000		298,589
Clorox,
Sr. Unscd. Notes	3.80	11/15/21	200,000		211,890
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	750,000		788,524
Coca-Cola Femsa,
Gtd. Bonds	2.38	11/26/18	400,000		403,232

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Consumer Staples - 1.4% (continued)
Conagra Brands,
Sr. Unscd. Notes	3.20	1/25/23	165,000		166,863
Diageo Investment,
Gtd. Notes	4.25	5/11/42	250,000		266,357
General Mills,
Sr. Unscd. Notes	5.40	6/15/40	500,000		589,612
JM Smucker,
Gtd. Notes	2.50	3/15/20	500,000		506,003
Kellogg,
Sr. Unscd. Notes	4.15	11/15/19	400,000		419,912
Kellogg,
Sr. Unscd. Notes	2.65	12/1/23	300,000		299,546
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	390,000		398,028
Kraft Heinz Foods,
Gtd. Notes	3.50	6/6/22	490,000		509,180
Kraft Heinz Foods,
Gtd. Notes	7.25	3/15/32	525,000	[a]	667,246
Kraft Heinz Foods,
Gtd. Notes	4.38	6/1/46	400,000		390,874
Kroger,
Gtd. Notes	7.50	4/1/31	400,000		535,776
Kroger,
Sr. Unscd. Notes	3.30	1/15/21	300,000		309,040
Kroger,
Sr. Unscd. Notes	3.70	8/1/27	300,000		301,454
Molson Coors Brewing,
Gtd. Notes	2.10	7/15/21	500,000		494,590
Molson Coors Brewing,
Gtd. Notes	4.20	7/15/46	150,000		147,793
PepsiCo,
Sr. Unscd. Notes	2.15	10/14/20	810,000		817,858
PepsiCo,
Sr. Unscd. Notes	3.50	7/17/25	500,000		525,512
PepsiCo,
Sr. Unscd. Notes	4.88	11/1/40	500,000		585,529
PepsiCo,
Sr. Unscd. Notes	4.45	4/14/46	210,000		230,951
Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000		690,187
Procter & Gamble,
Sr. Unscd. Notes	2.30	2/6/22	500,000		507,169
Reynolds American,
Gtd. Notes	5.70	8/15/35	240,000		287,076
Sysco,
Gtd. Notes	5.38	9/21/35	350,000		410,240
Tyson Foods,
Gtd. Bonds	5.15	8/15/44	250,000		285,813
Unilever Capital,
Gtd. Notes	2.20	3/6/19	500,000		504,432
Unilever Capital,
Gtd. Notes	2.90	5/5/27	500,000		496,489
Unilever Capital,
Gtd. Notes	5.90	11/15/32	250,000		329,765
					19,813,181

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.6%
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000		179,505
Anadarko Petroleum,
Sr. Unscd. Notes	6.60	3/15/46	250,000		309,672
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000		445,295
Apache,
Sr. Unscd. Notes	4.75	4/15/43	300,000		306,704
Baker Hughes,
Sr. Unscd. Notes, Ser. WI	3.20	8/15/21	382,000		395,048
BP Capital Markets,
Gtd. Notes	3.25	5/6/22	700,000		724,920
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	800,000		800,942
Buckeye Partners,
Sr. Unscd. Notes	2.65	11/15/18	250,000		251,513
Canadian Natural Resources,
Sr. Unscd. Notes	3.90	2/1/25	250,000		255,646
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	430,000		513,097
Chevron,
Sr. Unscd. Notes	2.42	11/17/20	640,000		649,323
Chevron,
Sr. Unscd. Notes	3.33	11/17/25	165,000		171,042
Chevron,
Sr. Unscd. Notes	2.95	5/16/26	295,000		296,090
CNOOC Finance 2013,
Gtd. Notes	3.00	5/9/23	500,000		498,278
Columbia Pipeline Group,
Gtd. Notes	3.30	6/1/20	500,000		513,905
ConocoPhillips,
Gtd. Notes	2.20	5/15/20	500,000	[b]	503,033
ConocoPhillips,
Gtd. Notes	4.95	3/15/26	500,000		563,644
ConocoPhillips,
Gtd. Notes	5.95	3/15/46	500,000		645,430
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000		162,894
Devon Energy,
Sr. Unscd. Notes	5.85	12/15/25	71,000		81,619
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	300,000		326,077
Enable Midstream Partners,
Sr. Unscd. Notes	5.25	5/15/44	250,000	[a]	242,235
Enbridge Energy Partners,
Sr. Unscd. Notes	5.88	10/15/25	250,000	[b]	288,188
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	370,000		395,266
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	500,000		506,318
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000		480,257
EnLink Midstream Partners,
Sr. Unscd. Notes	4.85	7/15/26	350,000		369,219
Enterprise Products Operating,
Gtd. Notes	3.35	3/15/23	600,000		617,899

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Energy - 2.6% (continued)
Enterprise Products Operating,
Gtd. Notes	3.70	2/15/26	200,000	205,991
Enterprise Products Operating,
Gtd. Notes	4.90	5/15/46	500,000	544,015
EOG Resources,
Sr. Unscd. Notes	3.90	4/1/35	400,000	393,934
Exxon Mobil,
Sr. Unscd. Notes	1.71	3/1/19	565,000	566,488
Exxon Mobil,
Sr. Unscd. Notes	2.22	3/1/21	500,000	505,020
Exxon Mobil,
Sr. Unscd. Notes	4.11	3/1/46	500,000	535,289
Halliburton,
Sr. Unscd. Bonds	3.80	11/15/25	415,000	429,388
Halliburton,
Sr. Unscd. Bonds	5.00	11/15/45	475,000	516,505
Hess,
Sr. Unscd. Bonds	5.60	2/15/41	250,000	251,609
Hess,
Sr. Unscd. Notes	4.30	4/1/27	500,000	497,561
HollyFrontier,
Sr. Unscd. Bonds	5.88	4/1/26	480,000	517,263
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	300,000	355,616
Kinder Morgan,
Gtd. Notes	5.30	12/1/34	500,000	519,981
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	10/1/21	300,000	324,185
Kinder Morgan Energy Partners,
Gtd. Notes	4.15	3/1/22	500,000	524,125
Kinder Morgan Energy Partners,
Gtd. Notes	3.50	9/1/23	500,000	507,464
Kinder Morgan Energy Partners,
Gtd. Notes	7.40	3/15/31	350,000	433,277
Kinder Morgan Energy Partners,
Gtd. Notes	5.00	3/1/43	300,000	294,880
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	300,000	338,275
Marathon Petroleum,
Sr. Unscd. Notes	4.75	9/15/44	500,000	489,665
MPLX,
Sr. Unscd. Notes	4.88	12/1/24	500,000	538,083
MPLX,
Sr. Unscd. Notes	5.20	3/1/47	130,000	135,014
Nexen Energy,
Gtd. Notes	5.88	3/10/35	125,000	148,830
Noble Energy,
Sr. Unscd. Notes	4.15	12/15/21	539,000	570,608
Noble Energy,
Sr. Unscd. Notes	3.90	11/15/24	500,000	517,274
Occidental Petroleum,
Sr. Unscd. Bonds	3.00	2/15/27	300,000	297,818
Occidental Petroleum,
Sr. Unscd. Notes	4.10	2/15/47	310,000	315,007
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	400,000	427,293

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.6% (continued)
ONEOK,
Gtd. Notes	4.00	7/13/27	300,000		304,795
ONEOK Partners,
Gtd. Notes	5.00	9/15/23	500,000		547,677
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000		73,661
Phillips 66,
Gtd. Notes	4.88	11/15/44	202,000		220,070
Pioneer Natural Resources,
Sr. Unscd. Notes	3.95	7/15/22	500,000		527,239
Plains All American Pipeline,
Sr. Unscd. Notes	3.85	10/15/23	300,000		305,773
Plains All American Pipeline,
Sr. Unscd. Notes	4.90	2/15/45	250,000		234,975
Regency Energy Partners,
Gtd. Notes	4.50	11/1/23	750,000		785,833
Sabine Pass Liquefaction,
Sr. Scd. Notes	5.00	3/15/27	600,000		642,983
Sabine Pass Liquefaction,
Sr. Unscd. Notes	5.88	4/15/23	300,000	[a]	334,434
Shell International Finance,
Gtd. Notes	4.30	9/22/19	850,000		895,019
Shell International Finance,
Gtd. Notes	1.88	5/10/21	485,000		481,872
Shell International Finance,
Gtd. Notes	3.25	5/11/25	560,000		576,606
Shell International Finance,
Gtd. Notes	2.88	5/10/26	185,000		184,580
Shell International Finance,
Gtd. Notes	4.13	5/11/35	260,000		274,086
Shell International Finance,
Gtd. Notes	3.75	9/12/46	500,000		485,368
Spectra Energy Partners,
Sr. Unscd. Notes	5.95	9/25/43	200,000		235,266
Statoil,
Gtd. Notes	5.25	4/15/19	600,000		634,817
Statoil,
Gtd. Notes	2.65	1/15/24	500,000		496,643
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	300,000		390,022
Sunoco Logistics Partners Operations,
Gtd. Notes	3.45	1/15/23	200,000		201,294
Sunoco Logistics Partners Operations,
Gtd. Notes	4.95	1/15/43	200,000		187,938
Tennessee Gas Pipeline,
Gtd. Debs.	7.63	4/1/37	70,000		88,763
Total Capital,
Gtd. Notes	2.13	8/10/18	750,000		755,244
Total Capital,
Gtd. Notes	4.45	6/24/20	450,000		482,931
Total Capital International,
Gtd. Notes	3.75	4/10/24	340,000		361,342
TransCanada Pipelines,
Sr. Unscd. Notes	3.75	10/16/23	500,000		529,138
TransCanada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000		96,374

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Energy - 2.6% (continued)
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	300,000		436,928
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000		221,812
Valero Energy,
Sr. Unscd. Notes	6.63	6/15/37	315,000		394,206
Williams Partners,
Sr. Unscd. Notes	4.13	11/15/20	500,000		525,361
Williams Partners,
Sr. Unscd. Notes	4.00	9/15/25	100,000		102,897
Williams Partners,
Sr. Unscd. Notes	3.75	6/15/27	150,000		150,309
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	400,000		470,788
					36,830,561
Financials - 8.5%
AEP Texas Central Transition Funding II,
Sr. Scd. Bonds, Ser. A-4	5.17	1/1/20	19,819		19,976
AerCap Ireland Capital,
Gtd. Notes	3.95	2/1/22	500,000		522,390
AerCap Ireland Capital,
Gtd. Notes	3.50	5/26/22	500,000		515,843
Affiliated Managers Group,
Sr. Unscd. Notes	3.50	8/1/25	250,000		249,580
Aflac,
Sr. Unscd. Notes	3.63	6/15/23	600,000		638,864
Air Lease,
Sr. Unscd. Notes	3.38	1/15/19	350,000		356,937
Air Lease,
Sr. Unscd. Notes	3.75	2/1/22	100,000	[b]	104,534
Allstate,
Sub. Debs.	5.75	8/15/53	300,000	[a]	331,125
American Express,
Sub. Notes	3.63	12/5/24	500,000		517,281
American Express Credit,
Sr. Unscd. Notes	2.25	8/15/19	750,000		757,830
American Honda Finance,
Sr. Unscd. Bonds	2.15	3/13/20	750,000		755,671
American International Group,
Sr. Unscd. Notes	2.30	7/16/19	500,000		504,505
American International Group,
Sr. Unscd. Notes	4.88	6/1/22	400,000		442,527
American International Group,
Sr. Unscd. Notes	3.88	1/15/35	500,000		492,049
Aon,
Gtd. Notes	4.60	6/14/44	500,000		530,533
Australia & New Zealand Banking Group,
Sr. Unscd. Bonds	1.60	7/15/19	500,000		497,984
Australia & New Zealand Banking Group,
Sr. Unscd. Notes	2.30	6/1/21	350,000		350,404
AXA,
Sub. Bonds	8.60	12/15/30	165,000		235,538
Bank of America,
Sr. Unscd. Bonds	2.63	4/19/21	610,000		615,956
Bank of America,
Sr. Unscd. Notes	6.88	11/15/18	150,000		159,432

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.5% (continued)
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	800,000		877,324
Bank of America,
Sr. Unscd. Notes	2.37	7/21/21	500,000	[a]	501,314
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000		1,026,922
Bank of America,
Sr. Unscd. Notes	4.13	1/22/24	500,000		532,890
Bank of America,
Sr. Unscd. Notes	3.50	4/19/26	1,030,000		1,043,138
Bank of America,
Sr. Unscd. Notes	3.82	1/20/28	310,000	[a]	316,938
Bank of America,
Sr. Unscd. Notes	3.59	7/21/28	500,000	[a]	502,475
Bank of America,
Sr. Unscd. Notes	4.24	4/24/38	160,000	[a]	166,639
Bank of America,
Sr. Unscd. Notes	5.00	1/21/44	500,000		574,432
Bank of America,
Sr. Unscd. Notes	4.44	1/20/48	250,000	[a]	266,888
Bank of America,
Sr. Unscd. Notes, Ser. L	2.60	1/15/19	400,000		404,250
Bank of America,
Sub. Notes, Ser. L	3.95	4/21/25	900,000		922,950
Bank of Nova Scotia,
Sr. Unscd. Notes	2.80	7/21/21	600,000		611,162
Bank of Nova Scotia,
Sub. Notes	4.50	12/16/25	500,000		529,345
Barclays,
Sr. Unscd. Notes	3.20	8/10/21	500,000		509,852
Barclays,
Sr. Unscd. Notes	4.38	1/12/26	200,000		209,549
Barclays,
Sr. Unscd. Notes	4.34	1/10/28	200,000		208,851
Barclays Bank,
Sub. Notes	5.14	10/14/20	500,000		536,924
BB&T,
Sr. Unscd. Notes	2.45	1/15/20	1,000,000		1,015,820
Berkshire Hathaway,
Sr. Unscd. Notes	2.10	8/14/19	500,000		505,051
Berkshire Hathaway,
Sr. Unscd. Notes	2.75	3/15/23	500,000		510,530
Berkshire Hathaway,
Sr. Unscd. Notes	3.13	3/15/26	500,000		510,219
BlackRock,
Sr. Unscd. Notes	3.50	3/18/24	250,000		264,211
BlackRock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	250,000		269,001
BNP Paribas,
Gtd. Notes	2.40	12/12/18	500,000		504,552
BNP Paribas,
Gtd. Notes	5.00	1/15/21	500,000		546,843
BPCE,
Gtd. Notes	2.50	7/15/19	1,000,000		1,012,102
BPCE,
Gtd. Notes	4.00	4/15/24	200,000		212,575

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.5% (continued)
Capital One Financial,
Sr. Unscd. Notes	2.45	4/24/19	500,000		503,905
Capital One Financial,
Sr. Unscd. Notes	4.75	7/15/21	730,000		791,847
Capital One Financial,
Sub. Notes	3.75	7/28/26	750,000		737,945
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000		706,028
Chubb INA Holdings,
Gtd. Notes	3.35	5/15/24	250,000		259,622
Citigroup,
Sr. Unscd. Bonds	4.28	4/24/48	80,000	[a]	82,443
Citigroup,
Sr. Unscd. Notes	2.40	2/18/20	250,000		252,209
Citigroup,
Sr. Unscd. Notes	2.65	10/26/20	1,250,000		1,265,704
Citigroup,
Sr. Unscd. Notes	2.90	12/8/21	500,000		507,596
Citigroup,
Sr. Unscd. Notes	2.88	7/24/23	500,000	[a]	501,504
Citigroup,
Sr. Unscd. Notes	3.75	6/16/24	500,000		520,135
Citigroup,
Sr. Unscd. Notes	6.63	1/15/28	100,000		122,210
Citigroup,
Sr. Unscd. Notes	3.67	7/24/28	500,000	[a]	503,268
Citigroup,
Sr. Unscd. Notes	5.88	1/30/42	400,000		506,278
Citigroup,
Sr. Unscd. Notes	4.65	7/30/45	350,000		383,704
Citigroup,
Sub. Notes	4.05	7/30/22	1,250,000		1,312,244
Citigroup,
Sub. Notes	5.50	9/13/25	500,000		563,684
Citizens Bank,
Sr. Unscd. Notes	2.45	12/4/19	500,000		504,766
CME Group,
Sr. Unscd. Notes	3.00	3/15/25	250,000		253,103
Cooperatieve Rabobank,
Gtd. Notes	2.50	1/19/21	400,000		404,782
Cooperatieve Rabobank,
Gtd. Notes	3.95	11/9/22	1,000,000		1,053,790
Credit Suisse,
Sr. Unscd. Notes	4.38	8/5/20	1,000,000		1,064,655
Credit Suisse,
Sr. Unscd. Notes	3.63	9/9/24	500,000		520,132
Credit Suisse Group Funding,
Gtd. Notes	3.75	3/26/25	1,000,000		1,019,017
Credit Suisse Group Funding,
Gtd. Notes	4.88	5/15/45	280,000		312,204
Deutsche Bank,
Sr. Unscd. Notes	4.25	10/14/21	290,000		305,735
Deutsche Bank London,
Sr. Unscd. Notes	2.50	2/13/19	500,000		503,347
Discover Bank,
Sr. Unscd. Notes	4.25	3/13/26	400,000		415,777

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.5% (continued)
Discover Bank,
Sr. Unscd. Notes	3.45	7/27/26	500,000	492,142
Fidelity National Information Services,
Sr. Unscd. Notes	3.63	10/15/20	450,000	470,941
Fifth Third Bancorp,
Sr. Unscd. Notes	3.50	3/15/22	600,000	627,744
First American Financial,
Sr. Unscd. Notes	4.60	11/15/24	500,000	518,308
First Republic Bank,
Sr. Unscd. Bonds	2.38	6/17/19	500,000	503,546
First Tennessee Bank,
Sr. Unscd. Notes	2.95	12/1/19	500,000	505,909
Fiserv,
Gtd. Notes	4.63	10/1/20	400,000	428,925
Ford Motor Credit,
Sr. Unscd. Notes	8.13	1/15/20	571,000	649,232
Ford Motor Credit,
Sr. Unscd. Notes	3.20	1/15/21	750,000	765,034
Ford Motor Credit,
Sr. Unscd. Notes	3.34	3/18/21	500,000	512,325
Ford Motor Credit,
Sr. Unscd. Notes	4.38	8/6/23	400,000	423,588
GE Capital International Funding,
Gtd. Notes	4.42	11/15/35	1,000,000	1,086,049
General Electric,
Gtd. Bonds	2.20	1/9/20	500,000	505,348
General Electric,
Gtd. Notes	4.65	10/17/21	650,000	716,029
General Electric,
Gtd. Notes	3.10	1/9/23	1,000,000	1,041,866
General Motors Financial,
Gtd. Notes	2.35	10/4/19	500,000	502,083
General Motors Financial,
Gtd. Notes	3.20	7/13/20	500,000	511,985
General Motors Financial,
Gtd. Notes	4.38	9/25/21	850,000	900,139
General Motors Financial,
Gtd. Notes	4.30	7/13/25	500,000	514,630
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,000,000	1,013,696
Goldman Sachs Group,
Sr. Unscd. Notes	2.60	4/23/20	500,000	506,614
Goldman Sachs Group,
Sr. Unscd. Notes	2.75	9/15/20	1,000,000	1,015,003
Goldman Sachs Group,
Sr. Unscd. Notes	2.35	11/15/21	500,000	496,081
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	500,000	518,813
Goldman Sachs Group,
Sr. Unscd. Notes	3.75	5/22/25	1,000,000	1,030,245
Goldman Sachs Group,
Sr. Unscd. Notes	3.85	1/26/27	730,000	745,852
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	2/1/41	700,000	922,585
Goldman Sachs Group,
Sub. Notes	4.25	10/21/25	130,000	135,554

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.5% (continued)
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	1,000,000		1,316,631
HSBC Holdings,
Sr. Unscd. Notes	3.40	3/8/21	600,000		620,731
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	750,000		819,847
HSBC Holdings,
Sr. Unscd. Notes	3.90	5/25/26	295,000		307,876
HSBC Holdings,
Sub. Notes	4.25	3/14/24	500,000		523,298
HSBC Holdings,
Sub. Notes	6.50	5/2/36	850,000		1,100,813
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000		727,273
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.91	11/13/20	750,000		757,675
Industrial & Commercial Bank of China,
Sr. Unscd. Notes	2.45	10/20/21	500,000		494,271
ING Groep,
Sr. Unscd. Notes	3.15	3/29/22	300,000		307,383
Intercontinental Exchange,
Gtd. Notes	4.00	10/15/23	350,000		376,815
Intesa Sanpaolo,
Gtd. Bonds	5.25	1/12/24	400,000		444,430
Invesco Finance,
Gtd. Notes	4.00	1/30/24	250,000		265,518
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000		40,486
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000		544,260
John Deere Capital,
Sr. Unscd. Notes	1.25	10/9/19	500,000		495,571
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	650,000		676,092
John Deere Capital,
Sr. Unscd. Notes	2.80	3/6/23	500,000		509,333
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.85	3/22/19	1,000,000		1,000,957
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.25	1/23/20	1,000,000		1,007,879
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.25	10/15/20	500,000		533,468
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.40	6/7/21	1,240,000		1,244,422
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000		1,027,853
JPMorgan Chase & Co.,
Sr. Unscd. Notes	2.78	4/25/23	300,000	[a]	301,559
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.30	4/1/26	500,000		501,318
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000		873,231
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.26	2/22/48	400,000	[a]	416,412
JPMorgan Chase & Co.,
Sub. Notes	3.88	9/10/24	1,000,000		1,038,460

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.5% (continued)
JPMorgan Chase & Co.,
Sub. Notes	4.13	12/15/26	500,000	522,459
JPMorgan Chase Bank,
Sr. Unscd. Bonds	1.65	9/23/19	500,000	499,068
KeyBank,
Sr. Unscd. Notes	3.30	6/1/25	400,000	409,075
KeyBank,
Sub. Notes	6.95	2/1/28	100,000	126,910
Lazard Group,
Sr. Unscd. Notes	4.25	11/14/20	250,000	265,626
Legg Mason,
Sr. Unscd. Notes	5.63	1/15/44	200,000	215,526
Lincoln National,
Sr. Unscd. Notes	3.63	12/12/26	500,000	506,279
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	39,000	47,366
Llyods Banking Group,
Sub. Notes	4.58	12/10/25	820,000	854,770
Loews,
Sr. Unscd. Notes	2.63	5/15/23	250,000	249,584
Manufacturers & Traders Trust Co.,
Sr. Unscd. Notes	2.10	2/6/20	500,000	502,433
Marsh & McLennan Cos.,
Sr. Unscd. Notes	2.35	3/6/20	500,000	504,776
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000	339,325
Mastercard,
Sr. Unscd. Notes	2.00	4/1/19	500,000	504,376
MetLife,
Sr. Unscd. Notes	3.60	4/10/24	250,000	262,950
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	350,000	458,459
MetLife,
Sr. Unscd. Notes	4.05	3/1/45	400,000	405,354
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.00	2/22/22	500,000	509,633
Mitsubishi UFJ Financial Group,
Sr. Unscd. Notes	3.68	2/22/27	500,000	518,059
Mizuho Financial Group,
Sr. Unscd. Bonds	2.27	9/13/21	500,000	494,126
Mizuho Financial Group,
Sr. Unscd. Bonds	2.84	9/13/26	500,000	485,350
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,419,839
Morgan Stanley,
Sr. Unscd. Notes	5.50	1/26/20	1,000,000	1,080,482
Morgan Stanley,
Sr. Unscd. Notes	3.75	2/25/23	500,000	522,238
Morgan Stanley,
Sr. Unscd. Notes	4.00	7/23/25	500,000	525,287
Morgan Stanley,
Sr. Unscd. Notes	3.63	1/20/27	380,000	384,934
Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	414,287
Morgan Stanley,
Sr. Unscd. Notes	4.38	1/22/47	500,000	525,659

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.5% (continued)
Morgan Stanley,
Sub. Notes	4.10	5/22/23	500,000		525,115
Morgan Stanley,
Sub. Notes	3.95	4/23/27	500,000		508,100
MUFG Union Bank,
Sr. Unscd. Notes	2.63	9/26/18	500,000		505,235
Nasdaq,
Sr. Unscd. Notes	4.25	6/1/24	250,000		266,430
National Australia Bank,
Sr. Unscd. Bonds	2.50	7/12/26	500,000		477,284
National Australia Bank,
Sr. Unscd. Notes	2.63	7/23/20	260,000		263,621
National Australia Bank,
Sr. Unscd. Notes	2.63	1/14/21	500,000		506,775
National City,
Sub. Notes	6.88	5/15/19	600,000		651,833
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	350,000		388,612
Northern Trust,
Sub. Notes	3.95	10/30/25	846,000		900,369
PartnerRe Finance,
Gtd. Notes	5.50	6/1/20	159,000		173,232
PNC Bank,
Sr. Unscd. Notes	2.60	7/21/20	500,000		508,548
PNC Bank,
Sr. Unscd. Notes	2.63	2/17/22	500,000		507,152
PNC Bank,
Sub. Notes	3.80	7/25/23	500,000		530,406
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000		129,932
Progressive,
Sr. Unscd. Notes	4.35	4/25/44	250,000		268,643
Progressive,
Sr. Unscd. Notes	4.13	4/15/47	70,000		73,878
Prudential Financial,
Jr. Sub. Notes	5.20	3/15/44	550,000	[a]	585,750
Prudential Financial,
Sr. Unscd. Notes	4.60	5/15/44	400,000		442,494
Reinsurance Group of America,
Sr. Unscd. Notes	4.70	9/15/23	350,000		380,742
Royal Bank of Canada,
Sr. Unscd. Bonds	2.15	3/6/20	750,000		753,760
Royal Bank of Canada,
Sr. Unscd. Notes	2.00	12/10/18	500,000		502,520
Royal Bank Scotland Group,
Sr. Unscd. Notes	4.80	4/5/26	500,000		538,132
Santander UK,
Sr. Unscd. Notes	2.38	3/16/20	750,000		757,980
Santander UK Group Holdings,
Sr. Unscd. Notes	2.88	10/16/20	500,000		508,207
Skandinaviska Enskilda,
Sr. Unscd. Bonds	1.50	9/13/19	500,000		495,388
Skandinaviska Enskilda,
Sr. Unscd. Notes	1.88	9/13/21	250,000		245,549
State Street,
Sr. Unscd. Notes	2.55	8/18/20	310,000		316,445

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Financials - 8.5% (continued)
State Street,
Sr. Unscd. Notes	3.70	11/20/23	250,000		266,760
State Street,
Sr. Unscd. Notes	3.55	8/18/25	290,000		304,801
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000		208,471
Sumitomo Mitsui Banking,
Gtd. Bonds	3.00	1/18/23	290,000		294,597
Sumitomo Mitsui Banking,
Gtd. Notes	1.76	10/19/18	500,000		500,104
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.78	3/9/26	500,000		523,151
Sumitomo Mitsui Financial Group,
Sr. Unscd. Notes	3.45	1/11/27	160,000	[b]	163,033
SunTrust Bank,
Sr. Unscd. Notes	2.35	11/1/18	500,000		503,400
SunTrust Bank,
Sr. Unscd. Notes	2.75	5/1/23	500,000		501,066
Svenska Handelsbanken,
Gtd. Notes	2.25	6/17/19	500,000		504,048
Synchrony Financial,
Sr. Unscd. Notes	4.25	8/15/24	500,000		519,225
TD Ameritrade Holding,
Sr. Unscd. Notes	2.95	4/1/22	500,000		512,440
Toronto-Dominion Bank,
Sr. Unscd. Bonds	2.63	9/10/18	750,000		758,894
Toronto-Dominion Bank,
Sr. Unscd. Notes	2.50	12/14/20	500,000		507,978
Toyota Motor Credit,
Sr. Unscd. Bonds	1.70	2/19/19	500,000		501,345
Toyota Motor Credit,
Sr. Unscd. Notes	2.15	3/12/20	500,000		504,116
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000		1,011,011
Travelers Cos.,
Sr. Unscd. Notes	3.90	11/1/20	500,000		529,315
Trinity Acquisition,
Gtd. Notes	3.50	9/15/21	500,000		513,924
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	900,000		927,913
Visa,
Sr. Unscd. Notes	2.20	12/14/20	400,000		404,317
Visa,
Sr. Unscd. Notes	4.15	12/14/35	270,000		294,233
Visa,
Sr. Unscd. Notes	4.30	12/14/45	200,000		220,274
Wells Fargo & Co.,
Sr. Unscd. Notes	2.15	1/15/19	1,250,000		1,258,826
Wells Fargo & Co.,
Sr. Unscd. Notes	2.10	7/26/21	620,000		613,636
Wells Fargo & Co.,
Sr. Unscd. Notes	3.07	1/24/23	470,000		478,176
Wells Fargo & Co.,
Sr. Unscd. Notes	3.55	9/29/25	500,000		514,984
Wells Fargo & Co.,
Sr. Unscd. Notes	3.00	4/22/26	1,000,000		985,591

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Financials - 8.5% (continued)
Wells Fargo & Co.,
Sub. Notes	4.10	6/3/26	500,000	522,622
Wells Fargo & Co.,
Sub. Notes	4.65	11/4/44	1,000,000	1,068,113
Wells Fargo & Co.,
Sub. Notes, Ser. M	3.45	2/13/23	500,000	515,291
Wells Fargo Bank,
Sr. Unscd. Notes	2.15	12/6/19	500,000	503,846
Westpac Banking,
Sr. Unscd. Notes	2.60	11/23/20	1,000,000	1,014,767
Westpac Banking,
Sr. Unscd. Notes	2.85	5/13/26	200,000	196,612
Westpac Banking,
Sr. Unscd. Notes	2.70	8/19/26	500,000	483,271
XLIT,
Gtd. Notes	6.38	11/15/24	700,000	835,264
				122,135,245
Foreign/Governmental - 4.9%
African Development Bank,
Sr. Unscd. Notes	1.38	2/12/20	500,000	497,118
African Development Bank,
Sr. Unscd. Notes	2.38	9/23/21	500,000	510,264
AID-Israel,
Gtd. Bonds	5.50	9/18/23	450,000	535,355
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,000,000	1,006,076
Asian Development Bank,
Sr. Unscd. Notes	1.88	4/12/19	1,000,000	1,006,837
Asian Development Bank,
Sr. Unscd. Notes	1.75	6/8/21	500,000	498,547
Asian Development Bank,
Sr. Unscd. Notes	2.00	1/22/25	1,000,000	982,226
Canadian Government,
Sr. Unscd. Bonds	1.63	2/27/19	500,000	502,012
Chilean Government,
Sr. Unscd. Notes	3.13	3/27/25	500,000	508,750
Colombian Government,
Sr. Unscd. Bonds	5.00	6/15/45	500,000	509,750
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	500,000	543,750
Colombian Government,
Sr. Unscd. Notes	3.88	4/25/27	500,000	506,625
Corporacion Andina de Fomento,
Sr. Unscd. Notes	8.13	6/4/19	1,000,000	1,111,010
Council Of Europe Development Bank,
Sr. Unscd. Notes	1.75	11/14/19	500,000	501,978
Development Bank of Japan,
Sr. Unscd. Notes	2.00	10/19/21	500,000	489,590
Ecopetrol,
Sr. Unscd. Notes	7.38	9/18/43	600,000	662,250
European Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	1.75	11/26/19	1,000,000	1,003,338
European Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	6/14/19	500,000	500,569

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Foreign/Governmental - 4.9% (continued)
European Investment Bank,
Sr. Unscd. Bonds	2.88	9/15/20	1,000,000	1,034,561
European Investment Bank,
Sr. Unscd. Notes	1.88	3/15/19	1,000,000	1,006,478
European Investment Bank,
Sr. Unscd. Notes	1.25	5/15/19	560,000	557,669
European Investment Bank,
Sr. Unscd. Notes	1.75	6/17/19	1,500,000	1,506,909
European Investment Bank,
Sr. Unscd. Notes	2.00	3/15/21	1,000,000	1,006,032
European Investment Bank,
Sr. Unscd. Notes	2.25	3/15/22	500,000	505,742
European Investment Bank,
Sr. Unscd. Notes	1.88	2/10/25	1,000,000	969,194
European Investment Bank,
Sr. Unscd. Notes	2.38	5/24/27	500,000	496,468
Export Development Canada,
Sr. Unscd. Bonds	1.75	8/19/19	400,000	402,053
Export-Import Bank of Korea,
Sr. Unscd. Bonds	2.88	9/17/18	1,000,000	1,009,443
Export-Import Bank of Korea,
Sr. Unscd. Notes	1.88	10/21/21	500,000	486,685
Export-Import Bank of Korea,
Sr. Unscd. Notes	4.00	1/14/24	500,000	530,064
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000	31,995
FMS Wertmanagement,
Gov't Gtd. Notes	1.75	3/17/20	750,000	751,830
Hungarian Government,
Sr. Unscd. Notes	6.38	3/29/21	500,000	564,178
Hungarian Government,
Sr. Unscd. Notes	7.63	3/29/41	500,000	760,291
Inter-American Development Bank,
Sr. Unscd. Notes	3.88	9/17/19	1,000,000	1,048,759
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/18/22	370,000	373,339
Inter-American Development Bank,
Sr. Unscd. Notes	2.13	1/15/25	1,000,000	991,315
Inter-American Development Bank,
Unscd. Notes	4.25	9/10/18	540,000	556,914
Inter-American Development Bank,
Unscd. Notes	1.63	5/12/20	400,000	399,767
International Bank for Reconstruction and
Development,
Sr. Unscd. Bonds	7.63	1/19/23	700,000	897,835
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	3/15/19	500,000	503,264
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	10/7/19	500,000	503,729
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.38	9/20/21	430,000	420,892
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.88	10/7/22	350,000	347,772

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.9% (continued)
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	1.75	4/19/23	1,000,000		976,553
International Bank for Reconstruction and
Development,
Sr. Unscd. Notes	2.50	7/29/25	1,000,000		1,004,493
International Bank for Reconstruction and
Development,
Unscd. Notes	2.00	1/26/22	620,000		621,923
International Finance,
Sr. Unscd. Bonds	1.63	7/16/20	200,000		199,846
International Finance,
Sr. Unscd. Notes	1.75	9/4/18	1,000,000		1,004,073
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	750,000		896,250
Japan Bank for International Cooperation,
Gtd. Bonds	1.88	7/21/26	500,000		465,744
Japan Bank for International Cooperation,
Gtd. Notes	1.88	4/20/21	490,000		484,281
Japan Bank for International Cooperation,
Gtd. Notes	2.75	1/21/26	1,500,000		1,505,154
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	1,000,000		1,058,535
KFW,
Gov't Gtd. Bonds	2.13	6/15/22	320,000		321,784
KFW,
Gov't Gtd. Bonds	0.00	6/29/37	250,000	[c]	138,854
KFW,
Gov't Gtd. Notes	1.13	11/16/18	1,000,000		996,725
KFW,
Gov't Gtd. Notes	4.88	6/17/19	1,000,000		1,061,737
KFW,
Gov't Gtd. Notes	1.25	9/30/19	650,000		645,939
KFW,
Gov't Gtd. Notes	1.63	3/15/21	1,900,000		1,889,466
KFW,
Gov't Gtd. Notes	1.50	6/15/21	765,000		755,200
KFW,
Gov't Gtd. Notes	2.13	3/7/22	620,000		624,698
KFW,
Gov't Gtd. Notes	2.00	5/2/25	1,100,000		1,077,627
Korea Development Bank,
Sr. Unscd. Notes	2.88	8/22/18	500,000		505,582
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	1.88	9/17/18	500,000		502,744
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes	2.38	6/10/25	500,000		502,110
Mexican Government,
Sr. Unscd. Notes	3.63	3/15/22	500,000		524,000
Mexican Government,
Sr. Unscd. Notes	3.60	1/30/25	250,000		255,500
Mexican Government,
Sr. Unscd. Notes	4.15	3/28/27	345,000		360,611
Mexican Government,
Sr. Unscd. Notes	5.55	1/21/45	850,000		964,537
Mexican Government,
Sr. Unscd. Notes	4.60	1/23/46	1,000,000		992,750

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.9% (continued)
OeKB,
Gov't Gtd. Notes	1.63	3/12/19	500,000		500,664
OeKB,
Gov't Gtd. Notes	1.50	10/21/20	1,280,000		1,268,677
Panamanian Government,
Sr. Unscd. Bonds	5.20	1/30/20	200,000		216,500
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	400,000		523,400
Peruvian Government,
Sr. Unscd. Bonds	7.35	7/21/25	500,000		658,125
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	370,000		493,025
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	500,000		534,150
Petroleos Mexicanos,
Gtd. Bonds	5.50	6/27/44	500,000		461,225
Petroleos Mexicanos,
Gtd. Notes	6.00	3/5/20	500,000		540,570
Petroleos Mexicanos,
Gtd. Notes	4.88	1/18/24	500,000		518,100
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	190,000	[d]	209,428
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	380,000	[d]	418,855
Petroleos Mexicanos,
Gtd. Notes	5.63	1/23/46	750,000		694,200
Petroleos Mexicanos,
Gtd. Notes	6.75	9/21/47	250,000	[d]	263,800
Philippine Government,
Sr. Unscd. Bonds	10.63	3/16/25	800,000		1,228,916
Philippine Government,
Sr. Unscd. Bonds	5.00	1/13/37	500,000		593,518
Philippine Government,
Sr. Unscd. Bonds	3.70	2/2/42	400,000		401,136
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	950,000		1,035,489
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	650,000		720,639
Province of Alberta Canada,
Sr. Unscd. Notes	1.90	12/6/19	1,000,000		1,002,756
Province of British Columbia Canada,
Sr. Unscd. Bonds, Ser. USD2	6.50	1/15/26	925,000		1,171,176
Province of Manitoba Canada,
Unscd. Debs.	8.88	9/15/21	450,000		563,760
Province of Ontario Canada,
Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,410,418
Province of Quebec Canada,
Bonds, Ser. NJ	7.50	7/15/23	200,000		252,519
Province of Quebec Canada,
Sr. Unscd. Debs., Ser. PD	7.50	9/15/29	550,000		786,047
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	500,000		544,400
Swedish Export Credit,
Sr. Unscd. Notes	1.88	6/17/19	400,000		402,198
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		411,900

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Foreign/Governmental - 4.9% (continued)
Uruguayan Government,
Sr. Unscd. Notes	4.50	8/14/24	750,000	[b]	819,375
					69,520,905
Health Care - 2.9%
Abbott Laboratories,
Sr. Unscd. Notes	2.90	11/30/21	600,000		611,660
Abbott Laboratories,
Sr. Unscd. Notes	3.25	4/15/23	500,000		512,790
Abbott Laboratories,
Sr. Unscd. Notes	3.75	11/30/26	540,000		557,856
Abbott Laboratories,
Sr. Unscd. Notes	4.90	11/30/46	250,000		277,438
AbbVie,
Sr. Unscd. Notes	2.90	11/6/22	1,000,000		1,019,727
AbbVie,
Sr. Unscd. Notes	3.60	5/14/25	170,000		175,882
AbbVie,
Sr. Unscd. Notes	4.30	5/14/36	235,000		245,420
AbbVie,
Sr. Unscd. Notes	4.45	5/14/46	660,000		691,452
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		403,186
Aetna,
Sr. Unscd. Notes	4.75	3/15/44	250,000		284,671
Allergan Funding,
Gtd. Notes	3.00	3/12/20	795,000		813,974
Allergan Funding,
Gtd. Notes	4.75	3/15/45	400,000		438,392
Allergan Funding,
Sr. Unscd. Notes	3.80	3/15/25	500,000		521,810
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	500,000		532,641
Amgen,
Sr. Unscd. Notes	2.60	8/19/26	1,000,000		959,783
Amgen,
Sr. Unscd. Notes	4.66	6/15/51	671,000		733,103
Anthem,
Sr. Unscd. Notes	3.30	1/15/23	500,000		517,691
AstraZeneca,
Sr. Unscd. Notes	2.38	11/16/20	350,000		354,726
AstraZeneca,
Sr. Unscd. Notes	3.38	11/16/25	285,000		293,105
AstraZeneca,
Sr. Unscd. Notes	4.38	11/16/45	205,000		217,335
Baxalta,
Gtd. Notes	5.25	6/23/45	350,000		407,778
Baxalta,
Sr. Unscd. Notes	2.88	6/23/20	240,000		245,272
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	500,000		511,712
Becton Dickinson,
Sr. Unscd. Notes	3.73	12/15/24	386,000		398,122
Biogen,
Sr. Unscd. Notes	4.05	9/15/25	500,000		536,098
Biogen,
Sr. Unscd. Notes	5.20	9/15/45	240,000		276,986

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Health Care - 2.9% (continued)
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	500,000	545,997
Bristol-Myers Squibb,
Sr. Unscd. Notes	2.00	8/1/22	750,000	745,197
Cardinal Health,
Sr. Unscd. Notes	3.20	3/15/23	300,000	306,905
Cardinal Health,
Sr. Unscd. Notes	3.41	6/15/27	400,000	404,708
Cardinal Health,
Sr. Unscd. Notes	4.60	3/15/43	300,000	318,912
Celgene,
Sr. Unscd. Notes	2.25	5/15/19	500,000	504,336
Celgene,
Sr. Unscd. Notes	3.88	8/15/25	190,000	201,802
Celgene,
Sr. Unscd. Notes	5.00	8/15/45	450,000	514,460
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	650,000	696,396
Danaher,
Sr. Unscd. Notes	4.38	9/15/45	250,000	274,696
Dignity Health,
Scd. Bonds	2.64	11/1/19	300,000	304,071
Dignity Health,
Scd. Bonds	5.27	11/1/64	304,000	322,046
Eli Lilly & Co.,
Sr. Unscd. Notes	3.10	5/15/27	500,000	508,969
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	200,000	251,012
Express Scripts Holdings,
Gtd. Notes	3.40	3/1/27	500,000	493,815
Express Scripts Holdings,
Gtd. Notes	4.80	7/15/46	500,000	524,637
Gilead Sciences,
Sr. Unscd. Notes	1.85	9/4/18	1,000,000	1,003,810
Gilead Sciences,
Sr. Unscd. Notes	4.50	4/1/21	500,000	540,969
Gilead Sciences,
Sr. Unscd. Notes	4.60	9/1/35	190,000	207,549
Gilead Sciences,
Sr. Unscd. Notes	4.80	4/1/44	500,000	553,575
Gilead Sciences,
Sr. Unscd. Notes	4.15	3/1/47	220,000	222,737
Glaxosmithkline Capital,
Gtd. Notes	2.85	5/8/22	500,000	514,729
GlaxoSmithKline Capital,
Gtd. Notes	2.80	3/18/23	300,000	306,981
Humana,
Sr. Unscd. Notes	3.85	10/1/24	500,000	526,593
Johnson & Johnson,
Sr. Unscd. Debs.	4.95	5/15/33	170,000	204,785
Johnson & Johnson,
Sr. Unscd. Notes	1.65	3/1/21	525,000	522,032
Johnson & Johnson,
Sr. Unscd. Notes	2.45	3/1/26	380,000	374,292
Johnson & Johnson,
Sr. Unscd. Notes	3.75	3/3/47	350,000	364,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.9% (continued)
Kaiser Foundation Hospitals,
Gtd. Notes	3.15	5/1/27	500,000		504,612
Laboratory Corp of America Holdings,
Sr. Unscd. Notes	4.00	11/1/23	400,000		421,202
McKesson,
Sr. Unscd. Notes	4.75	3/1/21	500,000		539,117
Medtronic,
Gtd. Notes	3.50	3/15/25	1,050,000		1,102,298
Medtronic,
Gtd. Notes	4.63	3/15/44	600,000		676,436
Memorial Sloan-Kettering Cancer Center,
Sr. Unscd. Notes	4.20	7/1/55	200,000		205,133
Merck & Co.,
Gtd. Notes	6.75	12/1/33	680,000	[a]	905,951
Merck & Co.,
Sr. Unscd. Notes	2.75	2/10/25	500,000		502,728
Mylan,
Gtd. Notes	3.15	6/15/21	430,000		439,478
Mylan,
Gtd. Notes	5.40	11/29/43	300,000		329,280
Northwell Healthcare,
Scd. Notes	3.98	11/1/46	250,000		238,113
Novartis Capital,
Gtd. Notes	4.40	5/6/44	640,000		718,136
Perrigo Finance Unlimited,
Gtd. Notes	4.38	3/15/26	200,000		207,489
Pfizer,
Sr. Unscd. Notes	2.10	5/15/19	250,000		252,657
Pfizer,
Sr. Unscd. Notes	1.95	6/3/21	355,000		355,546
Pfizer,
Sr. Unscd. Notes	2.75	6/3/26	470,000		467,693
Pfizer,
Sr. Unscd. Notes	3.00	12/15/26	250,000		253,600
Pfizer,
Sr. Unscd. Notes	4.13	12/15/46	300,000		320,669
Providence St. Joseph Health Obligated
Group,
Unscd. Notes, Ser. I	3.74	10/1/47	250,000		238,895
Quest Diagnostics,
Sr. Unscd. Notes	3.50	3/30/25	500,000		510,821
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	550,000		586,275
Shire Acquisitions Investments Ireland,
Gtd. Notes	1.90	9/23/19	500,000		499,777
Stryker,
Sr. Unscd. Bonds	4.38	5/15/44	250,000		258,394
Stryker,
Sr. Unscd. Notes	3.50	3/15/26	250,000		259,349
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	5,000	[b]	5,957
Teva Pharmaceutical Finance IV,
Gtd. Notes	2.25	3/18/20	500,000		502,297
Teva Pharmaceutical Finance IV,
Gtd. Notes	3.65	11/10/21	500,000		519,475

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Health Care - 2.9% (continued)
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	3.15	10/1/26	500,000	[b]	479,146
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes	4.10	10/1/46	250,000	[b]	228,642
Thermo Fisher Scientific,
Sr. Unscd. Notes	5.30	2/1/44	500,000		590,941
Trinity Health,
Scd. Bonds	4.13	12/1/45	400,000		400,188
UnitedHealth Group,
Sr. Unscd. Notes	2.88	12/15/21	350,000		359,330
UnitedHealth Group,
Sr. Unscd. Notes	3.75	7/15/25	330,000		351,211
UnitedHealth Group,
Sr. Unscd. Notes	3.45	1/15/27	500,000		518,930
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	410,000		591,009
UnitedHealth Group,
Sr. Unscd. Notes	4.75	7/15/45	280,000		325,530
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		268,358
Zimmer Biomet Holdings,
Sr. Unscd. Notes	3.55	4/1/25	250,000		253,478
					40,987,478
Industrials - 1.7%
3M,
Sr. Unscd. Notes	2.25	9/19/26	500,000		478,039
3M,
Sr. Unscd. Notes	5.70	3/15/37	400,000		509,044
American Airlines 16-1 AA PTT,
Scd. Notes	3.58	7/15/29	518,618		532,232
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	600,000		641,028
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		128,336
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000		853,564
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	4.55	9/1/44	300,000		334,646
Burlington Northern Santa Fe,
Sr. Unscd. Notes	3.05	3/15/22	200,000		207,127
Canadian Pacific Railway,
Sr. Unscd. Notes	6.13	5/15/45	220,000		277,803
Caterpillar,
Sr. Unscd. Bonds	6.05	8/15/36	237,000		305,457
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	800,000		812,553
Caterpillar,
Sr. Unscd. Notes	4.30	5/15/44	500,000	[b]	539,731
CSX,
Sr. Unscd. Notes	3.70	11/1/23	500,000		530,035
CSX,
Sr. Unscd. Notes	4.50	8/1/54	500,000		516,799
Eaton,
Gtd. Notes	4.15	11/2/42	400,000		414,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Industrials - 1.7% (continued)
Ecolab,
Sr. Unscd. Notes	4.35	12/8/21	500,000	544,898
Ecolab,
Sr. Unscd. Notes	2.70	11/1/26	500,000	488,109
Emerson Electric,
Sr. Unscd. Notes	2.63	2/15/23	260,000	263,435
FedEx,
Gtd. Notes	2.30	2/1/20	500,000	504,829
FedEx,
Gtd. Notes	4.00	1/15/24	250,000	268,796
FedEx,
Gtd. Notes	4.75	11/15/45	400,000	437,611
Fortive,
Sr. Unscd. Notes	2.35	6/15/21	250,000	249,392
General Electric,
Sr. Unscd. Notes	4.50	3/11/44	500,000	556,410
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	500,000	515,055
Ingersoll-Rand Global Holding,
Gtd. Notes	2.88	1/15/19	225,000	228,202
Johnson Controls International,
Sr. Unscd. Notes	5.13	9/14/45	100,000	116,353
Kansas City Southern,
Gtd. Notes	4.95	8/15/45	300,000	333,516
Keysight Technologies,
Gtd. Notes	3.30	10/30/19	500,000	509,138
Lockheed Martin,
Sr. Unscd. Bonds	3.60	3/1/35	500,000	494,525
Lockheed Martin,
Sr. Unscd. Notes	2.50	11/23/20	420,000	427,804
Lockheed Martin,
Sr. Unscd. Notes	3.55	1/15/26	235,000	245,557
Lockheed Martin,
Sr. Unscd. Notes	4.07	12/15/42	500,000	518,241
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	350,000	395,807
Norfolk Southern,
Sr. Unscd. Notes	3.85	1/15/24	300,000	319,379
Northrop Grumman,
Sr. Unscd. Notes	3.50	3/15/21	500,000	523,576
Northrop Grumman Systems,
Gtd. Notes	7.75	2/15/31	500,000	719,108
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000	202,395
Republic Services,
Sr. Unscd. Notes	5.25	11/15/21	500,000	556,302
Rockwell Automation,
Sr. Unscd. Notes	2.05	3/1/20	500,000	501,259
Roper Technologies,
Sr. Unscd. Notes	3.80	12/15/26	500,000	516,632
S&P Global,
Gtd. Notes	4.40	2/15/26	230,000	249,002
Stanford Unversity,
Unscd. Bonds	3.65	5/1/48	30,000	31,097
Textron,
Sr. Unscd. Notes	4.00	3/15/26	500,000	524,128

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Industrials - 1.7% (continued)
Total System Services,
Sr. Unscd. Notes	4.80	4/1/26	500,000	549,657
Union Pacific,
Sr. Unscd. Notes	2.75	4/15/23	400,000	407,165
Union Pacific,
Sr. Unscd. Notes	4.82	2/1/44	325,000	377,170
United Airlines 2013-1 PTT,
Pass Thru Certs., Ser.A	4.30	2/15/27	877,240	932,067
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,000,000	1,042,937
United Technologies,
Sr. Unscd. Notes	2.30	5/4/22	400,000	401,718
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	600,000	623,454
United Technologies,
Sr. Unscd. Notes	3.13	5/4/27	110,000	111,497
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000	66,253
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	300,000	377,710
United Technologies,
Sr. Unscd. Notes	4.50	6/1/42	380,000	415,693
Waste Management,
Gtd. Notes	3.50	5/15/24	500,000	520,410
Xylem,
Sr. Unscd. Notes	4.88	10/1/21	21,000	22,908
Xylem,
Sr. Unscd. Notes	4.38	11/1/46	250,000	259,940
				24,430,063
Information Technology - 2.0%
Adobe Systems,
Sr. Unscd. Notes	3.25	2/1/25	500,000	517,124
Alphabet,
Sr. Unscd. Notes	3.63	5/19/21	300,000	319,455
Alphabet,
Sr. Unscd. Notes	2.00	8/15/26	300,000	283,565
Apple,
Sr. Unscd. Notes	1.90	2/7/20	300,000	301,755
Apple,
Sr. Unscd. Notes	2.00	5/6/20	510,000	513,891
Apple,
Sr. Unscd. Notes	2.85	5/6/21	800,000	824,776
Apple,
Sr. Unscd. Notes	2.50	2/9/22	300,000	304,370
Apple,
Sr. Unscd. Notes	2.30	5/11/22	210,000	210,835
Apple,
Sr. Unscd. Notes	3.45	5/6/24	500,000	524,938
Apple,
Sr. Unscd. Notes	3.20	5/13/25	925,000	950,471
Apple,
Sr. Unscd. Notes	3.35	2/9/27	500,000	514,328
Apple,
Sr. Unscd. Notes	3.20	5/11/27	200,000	203,188
Apple,
Sr. Unscd. Notes	4.45	5/6/44	500,000	551,761

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Information Technology - 2.0% (continued)
Apple,
Sr. Unscd. Notes	4.25	2/9/47	300,000		320,629
Applied Materials,
Sr. Unscd. Notes	3.90	10/1/25	500,000		536,425
Arrow Electronics,
Sr. Unscd. Notes	4.50	3/1/23	500,000		531,386
Autodesk,
Sr. Unscd. Notes	4.38	6/15/25	250,000		266,802
Baidu,
Sr. Unscd. Notes	2.75	6/9/19	750,000		759,759
Broadcom,
Gtd. Notes	3.00	1/15/22	760,000	[d]	771,547
Broadcom,
Gtd. Notes	3.88	1/15/27	690,000	[d]	709,760
Dell International,
Sr. Scd. Notes	3.48	6/1/19	420,000	[d]	430,117
Dell International,
Sr. Scd. Notes	6.02	6/15/26	450,000	[d]	503,348
Dell International,
Sr. Scd. Notes	8.35	7/15/46	260,000	[d]	341,479
eBay,
Sr. Unscd. Notes	4.00	7/15/42	350,000		307,524
Fidelity National Information Services,
Sr. Unscd. Bonds	3.00	8/15/26	500,000		491,006
Harris,
Sr. Unscd. Notes	5.05	4/27/45	350,000		397,085
Hewlett Packard Enterprise,
Sr. Unscd. Notes	5.15	10/15/25	500,000	[a]	530,297
Hewlett Packard Enterprise,
Sr. Unscd. Notes	6.60	10/15/45	210,000	[a]	225,915
HP,
Sr. Unscd. Notes	4.38	9/15/21	250,000		266,951
HP,
Sr. Unscd. Notes	6.00	9/15/41	200,000		214,578
Intel,
Sr. Unscd. Notes	3.30	10/1/21	850,000		892,681
Intel,
Sr. Unscd. Notes	3.10	7/29/22	300,000		310,814
Intel,
Sr. Unscd. Notes	3.15	5/11/27	110,000		111,442
Intel,
Sr. Unscd. Notes	4.10	5/19/46	500,000		520,932
Intel,
Sr. Unscd. Notes	4.10	5/11/47	80,000		83,508
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		343,578
International Business Machines,
Sr. Unscd. Notes	3.38	8/1/23	500,000		522,340
International Business Machines,
Sr. Unscd. Notes	3.45	2/19/26	230,000		236,330
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		748,227
Microsoft,
Sr. Unscd. Bonds	2.40	8/8/26	765,000		739,855
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	500,000		524,173

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Information Technology - 2.0% (continued)
Microsoft,
Sr. Unscd. Notes	1.55	8/8/21	575,000	566,312
Microsoft,
Sr. Unscd. Notes	2.40	2/6/22	780,000	790,601
Microsoft,
Sr. Unscd. Notes	4.10	2/6/37	480,000	518,919
Microsoft,
Sr. Unscd. Notes	5.20	6/1/39	688,000	838,308
Microsoft,
Sr. Unscd. Notes	3.75	2/12/45	1,000,000	999,601
Microsoft,
Sr. Unscd. Notes	4.45	11/3/45	411,000	456,693
Microsoft,
Sr. Unscd. Notes	4.75	11/3/55	135,000	156,554
Microsoft,
Sr. Unscd. Notes	4.50	2/6/57	160,000	178,452
Moody's,
Sr. Unscd. Notes	2.75	7/15/19	500,000	508,307
NVIDIA,
Sr. Unscd. Notes	2.20	9/16/21	500,000	498,385
Oracle,
Sr. Unscd. Notes	5.00	7/8/19	450,000	479,174
Oracle,
Sr. Unscd. Notes	2.50	10/15/22	500,000	505,945
Oracle,
Sr. Unscd. Notes	3.40	7/8/24	500,000	521,776
Oracle,
Sr. Unscd. Notes	3.90	5/15/35	480,000	499,977
Oracle,
Sr. Unscd. Notes	3.85	7/15/36	500,000	520,904
Oracle,
Sr. Unscd. Notes	4.38	5/15/55	280,000	298,735
Qualcomm,
Sr. Unscd. Notes	2.25	5/20/20	500,000	505,940
Qualcomm,
Sr. Unscd. Notes	3.25	5/20/27	210,000	211,814
Qualcomm,
Sr. Unscd. Notes	4.65	5/20/35	140,000	154,688
Qualcomm,
Sr. Unscd. Notes	4.80	5/20/45	210,000	232,483
Qualcomm,
Sr. Unscd. Notes	4.30	5/20/47	120,000	123,946
Seagate HDD,
Gtd. Bonds	4.75	6/1/23	400,000	398,750
Xilinx,
Sr. Unscd. Notes	3.00	3/15/21	500,000	511,278
				29,136,487
Materials - .8%
Agrium,
Sr. Unscd. Debs.	5.25	1/15/45	500,000	569,436
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	400,000	488,872
BHP Billiton Finance USA,
Gtd. Notes	4.13	2/24/42	500,000	521,491
Celanese US Holdings,
Gtd. Notes	4.63	11/15/22	350,000	380,983

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Materials - .8% (continued)
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	775,000		824,149
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	2.80	2/15/23	500,000		508,094
E.I. du Pont de Nemours & Co.,
Sr. Unscd. Notes	4.15	2/15/43	300,000		304,964
Eastman Chemical,
Sr. Unscd. Notes	3.80	3/15/25	378,000		390,217
Goldcorp,
Sr. Unscd. Notes	3.63	6/9/21	500,000		519,423
International Paper,
Sr. Unscd. Notes	3.65	6/15/24	400,000		414,384
International Paper,
Sr. Unscd. Notes	4.40	8/15/47	500,000		505,636
LYB International Finance,
Gtd. Notes	4.00	7/15/23	350,000		374,122
Methanex,
Sr. Unscd. Notes	3.25	12/15/19	465,000		470,302
Monsanto,
Sr. Unscd. Notes	2.13	7/15/19	500,000		502,559
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	300,000		316,711
Newmont Mining,
Gtd. Notes	6.25	10/1/39	126,000		158,947
Nucor,
Sr. Unscd. Notes	6.40	12/1/37	500,000		651,986
Owens Corning,
Gtd. Notes	7.25	12/1/36	137,000	[a]	177,374
Potash Corp of Saskatchewan,
Sr. Unscd. Bonds	3.63	3/15/24	500,000		510,294
Praxair,
Sr. Unscd. Notes	2.45	2/15/22	600,000		604,867
Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000		456,651
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	300,000		357,556
Sherwin-Williams,
Sr. Unscd. Notes	4.50	6/1/47	100,000		106,121
Southern Copper,
Sr. Unscd. Notes	5.25	11/8/42	500,000		518,627
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000		110,000
Vale Overseas,
Gtd. Notes	6.88	11/21/36	550,000		614,625
					11,358,391
Municipal Bonds - .6%
American Municipal Power Inc.,
Combined Hydroelectic Projects Revenue
(Build America Bonds)	8.08	2/15/50	100,000		165,722
Bay Area Toll Authority,
San Francisco Bay Area Toll Bridge
Revenue (Build America Bonds)	6.26	4/1/49	300,000		436,713
California,
GO (Various Purpose)	7.50	4/1/34	500,000		729,470
California,
GO (Various Purpose)	7.55	4/1/39	600,000		926,064

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Municipal Bonds - .6% (continued)
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	1,130,000	1,134,147
Los Angeles Unified School District,
GO (Build America Bonds)	5.75	7/1/34	350,000	447,528
Metropolitan Transportation Authority,
Dedicated Tax Funds Bonds	7.34	11/15/39	300,000	448,071
Municipal Electric Authority of Georgia,
GO (Plant Vogtle Units 3 and 4 Project J
Bonds) (Build America Bonds)	6.64	4/1/57	350,000	450,149
New Jersey Economic Development
Authority,
State Pension Funding Bonds (Insured;
National Public Finance Guarantee Corp.)	7.43	2/15/29	500,000	614,525
New Jersey Turnpike Authority,
Turnpike Revenue (Build America
Bonds)	7.41	1/1/40	400,000	606,032
New York City Municipal Water Finance
Authority,
Water and Sewer System Second General
Resolution Revenue (Build America
Bonds)	5.95	6/15/42	545,000	743,075
Ohio State University,
General Receipts Bonds (Multiyear Debt
Issuance Program)	3.80	12/1/46	500,000	511,615
Port Authority of New York and New Jersey,
(Consolidated Bonds, 165th Series)	5.65	11/1/40	480,000	602,578
Port Authority of New York and New Jersey,
(Consolidated Bonds, 192nd Series)	4.81	10/15/65	300,000	343,686
San Diego County Water Authority Financing
Agency,
Water Revenue (Build America Bonds)	6.14	5/1/49	300,000	404,262
State of Connecticut,
GO (Teachers' Retirement Fund)	5.85	3/15/32	200,000	236,500
				8,800,137
Real Estate - .9%
Alexandria Real Estate Equities,
Gtd. Notes	2.75	1/15/20	500,000	505,367
American Tower,
Sr. Unscd. Notes	3.40	2/15/19	580,000	593,156
AvalonBay Communities,
Sr. Unscd. Notes	4.20	12/15/23	400,000	429,993
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	700,000	770,871
Brookfield Asset Management,
Sr. Unscd. Notes	4.00	1/15/25	250,000	256,868
CBL & Associates,
Gtd. Notes	5.25	12/1/23	200,000	197,502
Crown Castle International,
Sr. Unscd. Notes	3.70	6/15/26	430,000	436,532
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	302,027
DDR,
Sr. Unscd. Notes	3.38	5/15/23	500,000	487,365
Duke Realty,
Sr. Unscd. Notes	3.75	12/1/24	400,000	414,751
ERP Operating,
Sr. Unscd. Notes	2.38	7/1/19	500,000	504,623

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Real Estate - .9% (continued)
Federal Realty Investment Trust,
Sr. Unscd. Notes	4.50	12/1/44	400,000		417,266
HCP,
Sr. Unscd. Notes	4.25	11/15/23	400,000		425,212
HCP,
Sr. Unscd. Notes	6.75	2/1/41	300,000		388,780
Host Hotels & Resorts,
Sr. Unscd. Notes	6.00	10/1/21	500,000		558,809
Kimco Realty,
Sr. Unscd. Notes	3.20	5/1/21	250,000		255,653
Kimco Realty,
Sr. Unscd. Notes	3.13	6/1/23	250,000		251,392
Mid-America Apartments,
Sr. Unscd. Notes	4.30	10/15/23	400,000		425,776
National Retail Properties,
Sr. Unscd. Notes	3.90	6/15/24	500,000		516,371
Realty Income,
Sr. Unscd. Notes	3.88	7/15/24	500,000		517,642
Simon Property Group,
Sr. Unscd. Notes	2.50	7/15/21	750,000		756,125
Simon Property Group,
Sr. Unscd. Notes	6.75	2/1/40	150,000		201,761
Ventas Realty,
Gtd. Notes	2.70	4/1/20	1,000,000		1,010,550
Weingarten Realty Investors,
Sr. Unscd. Notes	3.38	10/15/22	250,000		255,487
Welltower,
Sr. Unscd. Notes	4.95	1/15/21	600,000		648,238
Weyerhaeuser,
Sr. Unscd. Debs.	7.38	3/15/32	500,000		694,602
					12,222,719
Telecommunications - 1.5%
America Movil,
Gtd. Notes	6.38	3/1/35	100,000		125,364
America Movil,
Gtd. Notes	6.13	3/30/40	350,000		431,707
AT&T,
Gtd. Notes	8.00	11/15/31	249,000	[a]	350,027
AT&T,
Sr. Unscd. Bonds	2.80	2/17/21	490,000		498,314
AT&T,
Sr. Unscd. Notes	2.30	3/11/19	1,000,000		1,007,444
AT&T,
Sr. Unscd. Notes	3.00	2/15/22	495,000		501,518
AT&T,
Sr. Unscd. Notes	3.00	6/30/22	500,000		506,527
AT&T,
Sr. Unscd. Notes	2.85	2/14/23	500,000		501,286
AT&T,
Sr. Unscd. Notes	3.40	8/14/24	300,000		300,749
AT&T,
Sr. Unscd. Notes	4.25	3/1/27	360,000		370,992
AT&T,
Sr. Unscd. Notes	3.90	8/14/27	500,000		500,651
AT&T,
Sr. Unscd. Notes	4.50	5/15/35	500,000		488,968

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - 1.5% (continued)
AT&T,
Sr. Unscd. Notes	4.90	8/14/37	500,000		499,304
AT&T,
Sr. Unscd. Notes	6.00	8/15/40	800,000		894,271
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	75,000		79,216
AT&T,
Sr. Unscd. Notes	4.75	5/15/46	1,000,000		965,375
AT&T,
Sr. Unscd. Notes	4.50	3/9/48	341,000		312,506
AT&T,
Sr. Unscd. Notes	5.15	2/14/50	300,000		300,099
AT&T,
Sr. Unscd. Notes	5.70	3/1/57	360,000	[b]	388,786
AT&T,
Sr. Unscd. Notes	5.30	8/14/58	300,000		299,747
British Telecommunications,
Sr. Unscd. Notes	9.38	12/15/30	175,000	[a]	267,760
Cisco Systems,
Sr. Unscd. Notes	4.45	1/15/20	500,000		533,592
Cisco Systems,
Sr. Unscd. Notes	2.95	2/28/26	500,000		501,213
Cisco Systems,
Sr. Unscd. Notes	2.50	9/20/26	500,000		483,921
Cisco Systems,
Sr. Unscd. Notes	5.50	1/15/40	250,000		312,457
Deutsche Telekom International Finance,
Gtd. Bonds	8.25	6/15/30	300,000	[a]	447,136
Juniper Networks,
Sr. Unscd. Notes	4.35	6/15/25	200,000	[b]	211,084
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		345,842
Motorola Solutions,
Sr. Unscd. Notes	3.50	9/1/21	500,000		515,947
Orange,
Sr. Unscd. Notes	8.75	3/1/31	300,000	[a]	457,717
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	275,000		273,078
Rogers Communications,
Gtd. Notes	7.50	8/15/38	125,000		174,616
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	250,000		333,555
Telefonica Emisiones,
Gtd. Notes	5.21	3/8/47	300,000		333,307
Verizon Communications,
Sr. Unscd. Bonds	5.25	3/16/37	365,000		390,458
Verizon Communications,
Sr. Unscd. Notes	3.45	3/15/21	750,000		778,088
Verizon Communications,
Sr. Unscd. Notes	1.75	8/15/21	1,000,000		976,903
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	1,650,000		1,839,408
Verizon Communications,
Sr. Unscd. Notes	3.85	11/1/42	500,000		430,366
Verizon Communications,
Sr. Unscd. Notes	4.86	8/21/46	2,250,000		2,219,314

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Telecommunications - 1.5% (continued)
Verizon Communications,
Sr. Unscd. Notes	5.01	4/15/49	330,000		330,671
Verizon Communications,
Sr. Unscd. Notes	5.01	8/21/54	90,000		88,126
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	250,000		306,317
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		170,677
					22,044,404
U.S. Government Agencies - 2.1%
Federal Home Loan Bank,
Bonds	0.88	10/1/18	900,000		895,156
Federal Home Loan Bank,
Bonds	1.75	12/14/18	2,000,000		2,011,048
Federal Home Loan Bank,
Bonds	1.13	6/21/19	500,000		497,341
Federal Home Loan Bank,
Bonds	0.88	8/5/19	1,000,000		989,684
Federal Home Loan Bank,
Bonds	4.13	3/13/20	1,000,000		1,066,723
Federal Home Loan Bank,
Bonds	5.63	6/11/21	1,200,000		1,374,312
Federal Home Loan Bank,
Bonds	5.50	7/15/36	480,000		650,392
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K039, Cl. A2	3.30	7/25/24	1,000,000	[e]	1,051,551
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K047, Cl. A	3.33	5/25/25	1,500,000	[a,e]	1,578,794
Federal Home Loan Mortgage Corp.,
Multifamily Structured Pass Through
Certificates Ser. K056, Cl. A2	2.53	5/25/26	1,300,000	[e]	1,283,102
Federal Home Loan Mortgage Corp.,
Notes	3.75	3/27/19	1,600,000	[e]	1,662,931
Federal Home Loan Mortgage Corp.,
Notes	1.25	10/2/19	2,500,000	[e]	2,490,020
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	[e]	1,420,736
Federal Home Loan Mortgage Corp.,
Unscd. Notes	0.95	1/30/19	225,000	[e]	223,533
Federal National Mortgage Association,
Notes	0.88	12/27/17	700,000	[e]	698,902
Federal National Mortgage Association,
Notes	1.25	2/26/19	1,000,000	[e]	997,025
Federal National Mortgage Association,
Notes	1.13	7/26/19	900,000	[e]	895,547
Federal National Mortgage Association,
Notes	0.88	8/2/19	500,000	[e]	494,774
Federal National Mortgage Association,
Notes	1.75	11/26/19	1,500,000	[e]	1,510,777
Federal National Mortgage Association,
Notes	1.70	1/27/20	600,000	[e]	599,965
Federal National Mortgage Association,
Notes	1.25	8/17/21	500,000	[e]	490,179
Federal National Mortgage Association,
Notes	6.25	5/15/29	1,340,000	[e]	1,820,591

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies - 2.1% (continued)
Federal National Mortgage Association,
Notes	6.63	11/15/30	1,000,000	[e]	1,431,823
Federal National Mortgage Association,
Notes	5.50	4/1/34	31,245	[e]	34,612
Federal National Mortgage Association,
Notes	7.00	7/1/37	21,609	[e]	24,301
Federal National Mortgage Association,
Notes. Ser.1	1.00	4/30/18	1,000,000	[e]	997,371
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		45,987
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	610,000		673,205
Tennessee Valley Authority,
Sr. Unscd. Bonds	6.15	1/15/38	165,000		236,195
Tennessee Valley Authority,
Sr. Unscd. Bonds	5.25	9/15/39	1,200,000		1,569,702
					29,716,279
U.S. Government Agencies/Mortgage-Backed - 30.7%
Federal Home Loan Mortgage Corp.
2.00%			100,000	[e,f]	98,336
2.50%			1,525,000	[e,f]	1,537,727
3.00%			9,700,000	[e,f]	9,745,856
3.50%			10,950,000	[e,f]	11,280,349
4.00%			2,850,000	[e,f]	3,000,840
4.50%			500,000	[e,f]	536,254
2.00%, 8/1/28-1/1/29			734,367	[e]	724,688
2.08%, 12/25/19			286,774	[e]	287,894
2.50%, 10/1/27-2/1/47			8,787,436	[e]	8,864,838
2.86%, 8/1/34			1,464	[a,e]	1,544
2.87%, 12/25/21			850,000	[e]	878,024
3.00%, 9/1/21-1/1/47			27,247,665	[e]	27,601,955
3.02%, 2/25/23			423,201	[e]	436,321
3.06%, 12/25/24			648,000	[e]	671,401
3.50%, 1/1/21-4/1/47			21,080,909	[e]	21,818,297
3.87%, 4/25/21			1,800,000	[e]	1,913,884
4.00%, 5/1/18-5/1/47			15,984,290	[e]	16,878,379
4.50%, 4/1/18-9/1/44			6,858,180	[e]	7,360,412
5.00%, 11/1/18-11/1/39			4,353,258	[e]	4,742,745
5.50%, 8/1/17-1/1/40			1,961,593	[e]	2,179,246
6.00%, 6/1/22-7/1/39			1,320,008	[e]	1,493,708
6.50%, 3/1/19-11/1/37			303,967	[e]	338,482
7.00%, 10/1/17-7/1/37			116,557	[e]	130,597
7.50%, 2/1/23-11/1/33			24,167	[e]	26,752
8.00%, 7/1/20-10/1/31			14,980	[e]	17,173
8.50%, 6/1/30			459	[e]	541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%) Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 30.7% (continued)
Federal National Mortgage Association
2.50%		4,450,000	[e,f]	4,487,199
3.00%		10,575,000	[e,f]	10,595,220
3.50%		18,550,000	[e,f]	19,098,023
4.00%		8,200,000	[e,f]	8,632,261
4.50%		750,000	[e,f]	804,627
2.00%, 7/1/28-3/1/32		1,585,142	[e]	1,564,790
2.50%, 7/1/27-2/1/47		9,869,576	[e]	9,934,762
2.60%, 4/25/23		1,026,768	[a,e]	1,036,548
3.00%, 10/1/26-5/1/47		43,866,445	[e]	44,429,130
3.34%, 11/1/35		88	[a,e]	93
3.50%, 8/1/25-12/1/46		31,762,419	[e]	32,860,745
3.66%, 11/25/20		790,160	[e]	817,182
3.72%, 6/1/35		229	[a,e]	232
4.00%, 2/1/24-3/1/46		26,342,971	[e]	27,816,506
4.50%, 4/1/18-12/1/46		12,095,289	[e]	13,016,043
5.00%, 11/1/17-1/1/44		5,448,877	[e]	5,942,689
5.50%, 9/1/17-2/1/42		3,565,327	[e]	3,951,760
6.00%, 1/1/23-11/1/38		1,981,287	[e]	2,247,692
6.50%, 6/1/18-12/1/37		566,865	[e]	637,002
7.00%, 8/1/23-3/1/38		150,775	[e]	170,590
7.50%, 4/1/26-6/1/31		41,432	[e]	45,677
8.00%, 3/1/22-8/1/30		9,074	[e]	10,108
8.50%, 7/1/30		284	[e]	338
9.00%, 10/1/30		1,888	[e]	1,965
Government National Mortgage Association I
2.50%, 2/15/28-3/15/43		993,730		996,017
3.00%, 9/15/42-8/15/45		2,400,635		2,439,893
3.50%, 2/15/26-8/15/45		2,137,808		2,226,761
4.00%, 2/15/41-9/15/45		2,633,495		2,792,534
4.50%, 1/15/19-2/15/41		2,844,251		3,060,655
5.00%, 10/15/17-4/15/40		3,492,390		3,840,890
5.50%, 9/15/20-11/15/38		1,342,388		1,503,911
6.00%, 1/15/29-4/15/39		1,605,777		1,821,593
6.50%, 2/15/24-8/15/38		247,788		282,588
7.00%, 10/15/27-8/15/32		54,711		61,948
7.50%, 12/15/23-11/15/30		59,190		64,098
8.00%, 8/15/24-3/15/32		12,324		14,739
8.25%, 6/15/27		1,108		1,206
8.50%, 10/15/26		7,771		8,608

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Agencies/Mortgage-Backed - 30.7% (continued)

9.00%, 2/15/22-2/15/23			5,981		6,035
Government National Mortgage Association II
3.00%			26,050,000	[f]	26,429,255
3.50%			28,875,000	[f]	30,003,359
4.00%			8,175,000	[f]	8,608,705
4.50%			300,000	[f]	318,633
2.50%, 3/20/27-3/20/47			1,295,244		1,283,113
3.00%, 11/20/27-1/20/47			7,901,092		8,069,608
3.50%, 9/20/28-8/20/46			12,972,507		13,516,084
4.00%, 9/20/43-11/20/46			9,299,164		9,822,229
4.50%, 7/20/41-1/20/46			5,732,045		6,109,869
5.00%, 1/20/39-10/20/45			2,992,769		3,232,260
5.50%, 10/20/31-10/20/44			1,865,983		2,062,095
6.50%, 2/20/28			514		596
8.50%, 7/20/25			266		291
					439,244,998
U.S. Government Securities - 38.0%
U.S. Treasury Bonds	8.88	2/15/19	720,000	[b]	803,982
U.S. Treasury Bonds	8.75	8/15/20	470,000		570,609
U.S. Treasury Bonds	8.13	5/15/21	190,000	[b]	235,006
U.S. Treasury Bonds	7.25	8/15/22	500,000	[b]	629,658
U.S. Treasury Bonds	6.25	8/15/23	2,000,000		2,488,906
U.S. Treasury Bonds	7.50	11/15/24	1,610,000	[b]	2,201,298
U.S. Treasury Bonds	6.88	8/15/25	1,000,000		1,350,273
U.S. Treasury Bonds	6.13	11/15/27	2,720,000		3,672,903
U.S. Treasury Bonds	5.50	8/15/28	1,000,000		1,307,227
U.S. Treasury Bonds	5.25	11/15/28	500,000		643,662
U.S. Treasury Bonds	5.38	2/15/31	1,500,000	[b]	2,012,901
U.S. Treasury Bonds	4.75	2/15/37	870,000	[b]	1,153,396
U.S. Treasury Bonds	5.00	5/15/37	1,230,000	[b]	1,678,975
U.S. Treasury Bonds	4.38	2/15/38	1,220,000	[b]	1,545,373
U.S. Treasury Bonds	3.50	2/15/39	620,000		696,434
U.S. Treasury Bonds	4.63	2/15/40	1,080,000	[b]	1,416,024
U.S. Treasury Bonds	3.88	8/15/40	1,160,000		1,372,493
U.S. Treasury Bonds	4.25	11/15/40	3,000,000		3,747,246
U.S. Treasury Bonds	4.75	2/15/41	2,530,000		3,386,198
U.S. Treasury Bonds	3.75	8/15/41	2,210,000		2,570,376
U.S. Treasury Bonds	3.13	2/15/42	4,000,000	[b]	4,205,548
U.S. Treasury Bonds	2.75	8/15/42	1,270,000		1,246,435
U.S. Treasury Bonds	2.75	11/15/42	2,182,000		2,139,468
U.S. Treasury Bonds	3.13	2/15/43	1,440,000		1,509,890
U.S. Treasury Bonds	2.88	5/15/43	3,057,000	[b]	3,062,613
U.S. Treasury Bonds	3.63	8/15/43	4,275,000		4,881,849
U.S. Treasury Bonds	3.75	11/15/43	2,025,000		2,362,209
U.S. Treasury Bonds	3.63	2/15/44	3,070,000	[b]	3,510,232
U.S. Treasury Bonds	3.38	5/15/44	4,490,000		4,922,252
U.S. Treasury Bonds	3.13	8/15/44	3,275,000		3,432,416
U.S. Treasury Bonds	3.00	11/15/44	3,760,000		3,847,905
U.S. Treasury Bonds	2.50	2/15/45	3,605,000		3,336,597
U.S. Treasury Bonds	3.00	5/15/45	4,030,000		4,119,418
U.S. Treasury Bonds	2.88	8/15/45	4,720,000		4,707,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 38.0% (continued)
U.S. Treasury Bonds	2.50	2/15/46	700,000		645,900
U.S. Treasury Bonds	2.50	5/15/46	4,040,000		3,723,902
U.S. Treasury Bonds	2.25	8/15/46	4,740,000	[b]	4,132,503
U.S. Treasury Bonds	2.88	11/15/46	3,000,000		2,988,105
U.S. Treasury Bonds	3.00	2/15/47	1,320,000	[b]	1,348,153
U.S. Treasury Bonds	3.00	5/15/47	2,685,000		2,743,630
U.S. Treasury Notes	0.75	9/30/18	3,200,000	[b]	3,180,998
U.S. Treasury Notes	0.88	10/15/18	4,500,000	[b]	4,478,377
U.S. Treasury Notes	0.75	10/31/18	3,220,000		3,199,122
U.S. Treasury Notes	1.25	10/31/18	3,618,000	[b]	3,616,871
U.S. Treasury Notes	1.75	10/31/18	2,800,000		2,816,296
U.S. Treasury Notes	1.25	11/15/18	2,726,000		2,724,615
U.S. Treasury Notes	3.75	11/15/18	2,570,000		2,650,061
U.S. Treasury Notes	1.00	11/30/18	3,230,000	[b]	3,217,823
U.S. Treasury Notes	1.25	11/30/18	5,000,000		4,997,560
U.S. Treasury Notes	1.38	11/30/18	942,000		943,012
U.S. Treasury Notes	1.25	12/15/18	3,200,000	[b]	3,197,936
U.S. Treasury Notes	1.25	12/31/18	3,230,000		3,228,424
U.S. Treasury Notes	1.38	12/31/18	1,730,000	[b]	1,731,925
U.S. Treasury Notes	1.50	12/31/18	5,000,000		5,014,160
U.S. Treasury Notes	1.13	1/31/19	3,240,000		3,231,835
U.S. Treasury Notes	1.25	1/31/19	2,090,000	[b]	2,088,040
U.S. Treasury Notes	1.50	1/31/19	2,000,000		2,005,860
U.S. Treasury Notes	2.75	2/15/19	4,170,000		4,261,869
U.S. Treasury Notes	1.38	2/28/19	3,068,000		3,070,997
U.S. Treasury Notes	1.50	2/28/19	3,910,000		3,920,842
U.S. Treasury Notes	1.25	3/31/19	2,730,000		2,726,587
U.S. Treasury Notes	1.63	3/31/19	4,200,000		4,220,672
U.S. Treasury Notes	1.25	4/30/19	2,725,000		2,721,062
U.S. Treasury Notes	1.63	4/30/19	1,500,000	[b]	1,507,617
U.S. Treasury Notes	1.25	5/31/19	2,085,000	[b]	2,081,987
U.S. Treasury Notes	1.50	5/31/19	5,455,000	[b]	5,472,047
U.S. Treasury Notes	1.25	6/30/19	2,090,000		2,086,244
U.S. Treasury Notes	1.63	6/30/19	5,445,000		5,474,354
U.S. Treasury Notes	0.75	7/15/19	2,445,000	[b]	2,416,968
U.S. Treasury Notes	1.38	7/31/19	1,965,000		1,965,998
U.S. Treasury Notes	1.63	7/31/19	1,100,000		1,105,973
U.S. Treasury Notes	0.75	8/15/19	2,450,000		2,420,188
U.S. Treasury Notes	3.63	8/15/19	1,900,000		1,986,353
U.S. Treasury Notes	1.00	8/31/19	2,010,000	[b]	1,995,395
U.S. Treasury Notes	1.63	8/31/19	5,000,000	[b]	5,027,245
U.S. Treasury Notes	1.75	9/30/19	3,190,000		3,215,794
U.S. Treasury Notes	1.50	10/31/19	4,450,000	[b]	4,462,340
U.S. Treasury Notes	3.38	11/15/19	5,440,000	[b]	5,683,206
U.S. Treasury Notes	1.50	11/30/19	5,465,000		5,478,127
U.S. Treasury Notes	1.63	12/31/19	4,960,000		4,985,574
U.S. Treasury Notes	1.38	1/15/20	1,500,000		1,498,593
U.S. Treasury Notes	1.25	1/31/20	2,500,000		2,489,405
U.S. Treasury Notes	1.38	2/29/20	5,490,000	[b]	5,481,205
U.S. Treasury Notes	1.63	3/15/20	2,520,000		2,531,814
U.S. Treasury Notes	1.38	3/31/20	995,000	[b]	993,154
U.S. Treasury Notes	1.50	4/15/20	1,895,000		1,896,851
U.S. Treasury Notes	1.38	4/30/20	5,480,000		5,466,941
U.S. Treasury Notes	1.50	5/15/20	1,925,000	[b]	1,926,278
U.S. Treasury Notes	3.50	5/15/20	4,050,000	[b]	4,274,807
U.S. Treasury Notes	1.38	5/31/20	1,175,000	[b]	1,171,718
U.S. Treasury Notes	1.50	5/31/20	3,110,000		3,111,396

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 38.0% (continued)
U.S. Treasury Notes	1.50	6/15/20	1,930,000	[b]	1,930,602
U.S. Treasury Notes	1.63	6/30/20	3,835,000		3,848,633
U.S. Treasury Notes	1.88	6/30/20	2,330,000		2,355,712
U.S. Treasury Notes	1.50	7/15/20	1,815,000		1,814,788
U.S. Treasury Notes	1.63	7/31/20	3,410,000		3,421,256
U.S. Treasury Notes	2.00	7/31/20	3,360,000		3,407,709
U.S. Treasury Notes	2.63	8/15/20	5,000,000		5,163,865
U.S. Treasury Notes	1.38	8/31/20	1,100,000	[b]	1,094,908
U.S. Treasury Notes	2.13	8/31/20	3,190,000		3,246,820
U.S. Treasury Notes	1.38	9/30/20	3,095,000		3,077,832
U.S. Treasury Notes	2.00	9/30/20	1,745,000		1,769,130
U.S. Treasury Notes	1.38	10/31/20	4,460,000		4,431,862
U.S. Treasury Notes	2.63	11/15/20	1,700,000		1,756,710
U.S. Treasury Notes	1.63	11/30/20	5,000,000		5,006,055
U.S. Treasury Notes	2.00	11/30/20	2,868,000		2,906,764
U.S. Treasury Notes	1.75	12/31/20	3,355,000	[b]	3,371,644
U.S. Treasury Notes	2.38	12/31/20	3,025,000		3,103,580
U.S. Treasury Notes	1.38	1/31/21	2,000,000		1,983,476
U.S. Treasury Notes	3.63	2/15/21	3,100,000		3,314,396
U.S. Treasury Notes	1.25	3/31/21	3,390,000		3,342,130
U.S. Treasury Notes	2.25	3/31/21	1,430,000		1,460,947
U.S. Treasury Notes	1.38	4/30/21	2,000,000		1,979,140
U.S. Treasury Notes	2.25	4/30/21	3,260,000		3,330,165
U.S. Treasury Notes	3.13	5/15/21	2,700,000		2,845,179
U.S. Treasury Notes	1.38	5/31/21	2,940,000		2,906,866
U.S. Treasury Notes	2.00	5/31/21	2,525,000		2,555,674
U.S. Treasury Notes	1.13	7/31/21	5,000,000		4,887,795
U.S. Treasury Notes	2.25	7/31/21	3,100,000		3,165,512
U.S. Treasury Notes	2.13	8/15/21	4,805,000		4,882,985
U.S. Treasury Notes	1.13	8/31/21	3,450,000		3,369,208
U.S. Treasury Notes	1.13	9/30/21	3,000,000	[b]	2,926,641
U.S. Treasury Notes	2.13	9/30/21	3,400,000		3,454,053
U.S. Treasury Notes	1.25	10/31/21	4,695,000		4,599,358
U.S. Treasury Notes	2.00	10/31/21	2,285,000		2,308,563
U.S. Treasury Notes	2.00	11/15/21	4,030,000	[b]	4,074,237
U.S. Treasury Notes	1.75	11/30/21	3,130,000	[b]	3,129,693
U.S. Treasury Notes	1.88	11/30/21	3,300,000		3,316,823
U.S. Treasury Notes	2.00	12/31/21	5,375,000		5,426,337
U.S. Treasury Notes	2.13	12/31/21	1,265,000	[b]	1,284,320
U.S. Treasury Notes	1.88	1/31/22	5,400,000		5,420,358
U.S. Treasury Notes	2.00	2/15/22	1,300,000		1,312,771
U.S. Treasury Notes	1.88	2/28/22	2,500,000		2,509,717
U.S. Treasury Notes	1.75	3/31/22	3,770,000		3,761,016
U.S. Treasury Notes	1.88	3/31/22	4,480,000		4,493,736
U.S. Treasury Notes	1.88	4/30/22	3,635,000		3,644,229
U.S. Treasury Notes	1.75	5/31/22	2,525,000		2,516,814
U.S. Treasury Notes	1.75	6/30/22	3,800,000	[b]	3,785,898
U.S. Treasury Notes	1.88	7/31/22	4,500,000		4,509,229
U.S. Treasury Notes	2.00	7/31/22	5,000,000	[b]	5,037,695
U.S. Treasury Notes	1.63	8/15/22	3,385,000	[b]	3,350,290
U.S. Treasury Notes	1.88	8/31/22	1,000,000	[b]	1,001,289
U.S. Treasury Notes	1.75	9/30/22	4,215,000		4,190,797
U.S. Treasury Notes	1.88	10/31/22	2,500,000		2,498,827
U.S. Treasury Notes	1.63	11/15/22	5,565,000		5,491,959
U.S. Treasury Notes	2.00	11/30/22	5,000,000		5,026,955
U.S. Treasury Notes	2.13	12/31/22	5,000,000		5,055,860
U.S. Treasury Notes	1.75	1/31/23	3,700,000		3,666,541

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)		Value ($)
U.S. Government Securities - 38.0% (continued)
U.S. Treasury Notes	2.00	2/15/23	3,715,000		3,729,440
U.S. Treasury Notes	1.38	9/30/23	3,000,000		2,889,729
U.S. Treasury Notes	1.63	10/31/23	1,400,000		1,368,199
U.S. Treasury Notes	2.75	11/15/23	4,585,000		4,784,342
U.S. Treasury Notes	2.13	11/30/23	3,500,000		3,521,395
U.S. Treasury Notes	2.25	12/31/23	1,490,000		1,508,829
U.S. Treasury Notes	2.25	1/31/24	1,635,000		1,654,831
U.S. Treasury Notes	2.75	2/15/24	2,780,000		2,898,909
U.S. Treasury Notes	2.13	2/29/24	2,000,000		2,008,008
U.S. Treasury Notes	2.13	3/31/24	2,940,000		2,949,934
U.S. Treasury Notes	2.00	4/30/24	1,960,000		1,949,971
U.S. Treasury Notes	2.50	5/15/24	2,290,000		2,351,319
U.S. Treasury Notes	2.00	5/31/24	2,245,000		2,232,504
U.S. Treasury Notes	2.00	6/30/24	2,255,000		2,240,861
U.S. Treasury Notes	2.13	7/31/24	2,120,000		2,122,733
U.S. Treasury Notes	2.38	8/15/24	3,900,000		3,969,775
U.S. Treasury Notes	2.25	11/15/24	6,735,000		6,788,671
U.S. Treasury Notes	2.00	2/15/25	6,060,000		5,993,716
U.S. Treasury Notes	2.13	5/15/25	2,800,000		2,790,211
U.S. Treasury Notes	2.00	8/15/25	1,000,000		985,684
U.S. Treasury Notes	2.25	11/15/25	8,000,000		8,021,720
U.S. Treasury Notes	1.63	2/15/26	5,000,000		4,764,745
U.S. Treasury Notes	1.63	5/15/26	4,400,000		4,182,319
U.S. Treasury Notes	1.50	8/15/26	5,865,000		5,502,566
U.S. Treasury Notes	2.00	11/15/26	5,370,000		5,248,966
U.S. Treasury Notes	2.25	2/15/27	3,535,000		3,525,611
U.S. Treasury Notes	2.38	5/15/27	6,765,000	[b]	6,816,529
					544,128,995
Utilities - 1.9%
Alabama Power,
Sr. Unscd. Notes	3.75	3/1/45	500,000		497,261
American Water Capital,
Sr. Unscd. Notes	3.85	3/1/24	250,000		266,305
Atmos Energy,
Sr. Unscd. Notes	4.13	10/15/44	700,000		744,126
Berkshire Hathaway Energy,
Sr. Unscd. Bonds	6.13	4/1/36	500,000		654,189
Berkshire Hathaway Energy,
Sr. Unscd. Notes	5.15	11/15/43	250,000		298,643
Commonwealth Edison,
First Mortgage Bonds	2.15	1/15/19	750,000		754,957
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	471,000		595,587
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		258,568
Consolidated Edison of New York,
Sr. Unscd. Notes	4.30	12/1/56	450,000		478,506
Dominion Energy,
Sr. Unscd. Notes	4.05	9/15/42	400,000		395,860
Dominion Energy,
Sr. Unscd. Notes, Ser. B	2.75	9/15/22	500,000		502,665
Dominion Energy,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		125,229
DTE Electric,
Mortgage Bonds	3.38	3/1/25	500,000		518,838
DTE Electric,
Sr. Scd. Notes	3.45	10/1/20	350,000		365,727

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.9% (continued)
Duke Energy,
Sr. Unscd. Notes	3.75	4/15/24	500,000	528,001
Duke Energy Carolinas,
First Mortgage Bonds	3.90	6/15/21	400,000	426,286
Duke Energy Carolinas,
First Mortgage Bonds	4.00	9/30/42	250,000	259,084
Duke Energy Florida,
First Mortgage Bonds	6.40	6/15/38	150,000	207,130
Duke Energy Florida,
First Mortgage Bonds	3.40	10/1/46	300,000	283,146
Duke Energy Progress,
First Mortgage Bonds	4.15	12/1/44	500,000	528,097
Emera US Finance,
Gtd. Notes	4.75	6/15/46	500,000	538,532
Enel Generacion Chile,
Sr. Unscd. Notes	4.25	4/15/24	500,000	525,881
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000	534,298
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	400,000	445,292
FirstEnergy,
Sr. Unscd. Notes	4.85	7/15/47	150,000	154,265
Florida Power & Light Co.,
First Mortgage Bonds	4.05	10/1/44	400,000	426,382
Georgia Power,
Sr. Unscd. Notes	3.25	4/1/26	500,000	503,925
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	400,000	590,830
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	31,445
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	300,000	379,810
Interstate Power & Light,
Sr. Unscd. Debs.	3.70	9/15/46	300,000	288,689
Nevada Power,
Mortgage Notes	7.13	3/15/19	550,000	596,512
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	400,000	537,209
NextEra Energy Capital Holdings,
Gtd. Debs.	2.40	9/15/19	500,000	503,918
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	205,703
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	345,720
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	605,426
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	400,000	527,147
Pacific Gas & Electric,
Sr. Unscd. Notes	4.75	2/15/44	500,000	578,814
PPL Capital Funding,
Gtd. Notes	3.40	6/1/23	400,000	415,018
PPL Electric Utilities,
First Mortgage Bonds	4.75	7/15/43	500,000	573,079
Progress Energy,
Sr. Unscd. Notes	7.75	3/1/31	480,000	683,354

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes - 104.9% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Utilities - 1.9% (continued)
Public Service Company of Colorado,
First Mortgage Bonds	3.20	11/15/20	750,000	777,381
San Diego Gas & Electric,
First Mortgage Bonds, Ser. NNN	3.60	9/1/23	400,000	422,382
Sempra Energy,
Sr. Unscd. Notes	2.88	10/1/22	1,000,000	1,009,707
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000	258,243
South Carolina Electric & Gas,
First Mortgage Bonds	4.50	6/1/64	250,000	248,693
Southern,
Sr. Unscd. Notes	1.85	7/1/19	750,000	749,618
Southern,
Sr. Unscd. Notes	2.35	7/1/21	640,000	638,790
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	400,000	423,924
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000	91,417
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000	576,928
Southern California Gas,
First Mortgage Bonds	3.15	9/15/24	500,000	514,591
Southern Co. Gas Capital,
Gtd. Notes	3.50	9/15/21	193,000	199,922
Southwestern Public Service,
First Mortgage Bonds	3.40	8/15/46	350,000	329,736
Tampa Electric,
Sr. Unscd. Notes	4.35	5/15/44	250,000	259,704
Toledo Edison,
Sr. Scd. Notes	6.15	5/15/37	200,000	247,781
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000	516,747
WEC Energy Group,
Sr. Unscd. Bonds	3.55	6/15/25	140,000	145,181
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	200,000	265,393
				26,355,592
Total Bonds and Notes
(cost $1,475,147,153)				1,500,389,277

Other Investment - 8.9%			Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $127,315,235)			127,315,235 [g]	127,315,235
Investment of Cash Collateral for
Securities Loaned - .2%

Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $3,376,222)			3,376,222 [g]	3,376,222

Total Investments (cost $1,605,838,610)			114.0%	1,631,080,734
Liabilities, Less Cash and Receivables			(14.0%)	(200,238,087)
Net Assets			100.0%	1,430,842,647

GO—General Obligation
REIT—Real Estate Investment Trust

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $124,235,807 and the value of the collateral held by the fund was $140,547,814, consisting of cash collateral of $3,376,222 and U.S. Government & Agency securities valued at $137,171,592.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at
$3,648,334 or .25% of net assets.
e The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
f Purchased on a forward commitment basis.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
U.S. Government & Agencies	70.8
Corporate Bonds	26.9
Money Market Investments	9.1
Foreign/Governmental	4.9
Commercial Mortgage-Backed	1.2
Municipal Bonds	.6
Asset-Backed	.5
114.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	7,281,207	-	7,281,207
Commercial
Mortgage-Backed	-	17,426,744	-	17,426,744
Corporate Bonds†	-	384,270,012	-	384,270,012
Foreign Government	-	69,520,905	-	69,520,905
Municipal Bonds†	-	8,800,137	-	8,800,137
Registered Investment Companies	130,691,457	-	-	130,691,457
U.S. Government Agencies/
Mortgage-Backed	-	468,961,277	-	468,961,277
U.S. Treasury	-	544,128,995	-	544,128,995
Liabilities ($)
Other Financial Instruments:
TBA Sale Commitments	-	(12,539,686)	-	(12,539,686)

†	See Statement of Investments for additional detailed categorizations.

TBA Sale Commitments
Dreyfus Bond Market Index Fund
July 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes-.9%	Rate (%)	Date	Amount ($)		Value ($)
Federal Home Loan Mortgage Corp.-.2%
Federal Home Loan Mortgage Corp.	5.00	9/1/47	500,000	[a,b]	544,334
Federal Home Loan Mortgage Corp.	4.50	8/1/18	600,000	[a,b]	612,563
Federal Home Loan Mortgage Corp.	5.00	8/1/18	775,000	[a,b]	792,982
					1,949,879
Federal National Mortgage Association-.3%
Federal National Mortgage Association	4.00	8/18/29	2,050,000	[a,b]	2,123,512
Federal National Mortgage Association	4.50	8/18/29	1,025,000	[a,b]	1,047,742
Federal National Mortgage Association	5.50	8/1/29	300,000	[a,b]	303,984
Federal National Mortgage Association	5.00	8/1/18	300,000	[a,b]	306,469
Federal National Mortgage Association	5.00	9/1/47	500,000	[a,b]	546,152
Federal National Mortgage Association	2.50	9/1/43	100,000	[a,b]	96,570
					4,424,429
Government National Mortgage Association-.4%
Government National Mortgage
Association	2.50	9/1/47	100,000	[b]	97,826
Government National Mortgage
Association	5.00	9/1/47	500,000	[b]	536,641
Government National Mortgage
Association	5.50	9/1/47	500,000	[b]	543,790
Government National Mortgage
Association	5.00	8/1/47	250,000	[b]	268,555
Government National Mortgage
Association	5.50	8/1/33	1,300,000	[b]	1,444,816
Government National Mortgage
Association	5.00	8/1/33	3,000,000	[b]	3,273,750
					6,165,378
Total Sale Commitments (proceeds $12,514,910)					12,539,686

a The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
b Sold on a delayed delivery basis.

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as

NOTES

obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial

NOTES

assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

The fund is liable for any dividends payable on securities while those securities are in a short position. Dividends declared on short positions are recorded on the ex-dividend date and recorded as an expense in the Statement of Operations. The fund is charged a securities loan fee in connection with short sale transactions which is recorded as interest on securities sold short in the Statement of Operations.

To-Be-Announced (“TBA”) Securities: The fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale Commitments.” The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

At July 31, 2017, accumulated net unrealized appreciation on investments was $25,217,348, consisting of $31,430,587 gross unrealized appreciation and $6,213,239 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2017 (Unaudited)

Common Stocks - 99.4%	Shares		Value ($)
Automobiles & Components - 1.0%
Goodyear Tire & Rubber	197,268		6,215,915
Banks - 9.0%
Bank of America	327,475		7,898,697
Citigroup	224,620		15,375,239
JPMorgan Chase & Co.	261,610		24,015,798
SunTrust Banks	104,149		5,966,696
			53,256,430
Capital Goods - 8.0%
Honeywell International	65,321		8,891,495
L3 Technologies	36,981		6,470,566
Quanta Services	235,607	[a]	7,947,024
Raytheon	62,386		10,716,043
United Technologies	114,040		13,521,723
			47,546,851
Consumer Durables & Apparel - .7%
Newell Brands	78,771		4,152,807
Consumer Services - .7%
Las Vegas Sands	70,472		4,341,780
Diversified Financials - 7.6%
American Express	70,511		6,009,653
Ameriprise Financial	32,416		4,696,430
Berkshire Hathaway, Cl. B	60,171	[a]	10,528,120
Goldman Sachs Group	32,742		7,377,755
Synchrony Financial	264,056		8,006,178
Voya Financial	213,958		8,395,712
			45,013,848
Energy - 6.4%
EOG Resources	84,586		8,047,512
Occidental Petroleum	283,918		17,583,042
Phillips 66	72,902		6,105,542
Schlumberger	90,020		6,175,372
			37,911,468
Exchange-Traded Funds - 1.0%
SPDR S&P 500 ETF Trust	24,074		5,940,741

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.4% (continued)	Shares		Value ($)
Food & Staples Retailing - 1.4%
Costco Wholesale	51,572		8,174,678
Food, Beverage & Tobacco - 3.1%
Conagra Brands	103,633		3,548,394
Kellogg	128,604		8,745,072
Molson Coors Brewing, Cl. B	65,158		5,797,759
			18,091,225
Health Care Equipment & Services - 4.1%
Aetna	67,631		10,436,140
AmerisourceBergen	63,038		5,914,225
UnitedHealth Group	42,470		8,146,171
			24,496,536
Insurance - 3.2%
American International Group	78,255		5,121,790
Hartford Financial Services Group	87,684		4,822,620
Prudential Financial	81,815		9,263,912
			19,208,322
Materials - 4.9%
Dow Chemical	118,496		7,612,183
Newmont Mining	174,878		6,500,215
Packaging Corporation of America	83,228		9,111,801
Vulcan Materials	46,083		5,673,739
			28,897,938
Media - 3.2%
Comcast, Cl. A	258,349		10,450,217
Omnicom Group	108,620	[b]	8,552,739
			19,002,956
Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
Celgene	68,255	[a]	9,242,410
Eli Lilly & Co.	71,271		5,891,261
Gilead Sciences	75,049		5,710,478
Johnson & Johnson	101,550		13,477,716
Merck & Co.	165,671		10,583,063
			44,904,928
Real Estate - 2.2%
Lamar Advertising, Cl. A	82,467	[b,c]	5,819,696
Uniti Group	287,342		7,355,955
			13,175,651
Retailing - 6.1%
Amazon.com	13,585	[a]	13,418,991
Home Depot	40,731		6,093,358

Common Stocks - 99.4% (continued)	Shares		Value ($)
Retailing - 6.1% (continued)
Nordstrom	125,127	[b]	6,077,418
Priceline Group	3,071	[a]	6,229,523
Ulta Beauty	18,076	[a]	4,540,872
			36,360,162
Semiconductors & Semiconductor Equipment - 3.0%
Microchip Technology	56,001	[b]	4,482,320
Texas Instruments	164,064		13,351,528
			17,833,848
Software & Services - 13.3%
Alphabet, Cl. C	27,117	[a]	25,232,368
Facebook, Cl. A	87,710	[a]	14,844,917
First Data, Cl. A	319,468	[a]	5,961,273
Fortinet	101,188	[a]	3,734,849
Intuit	35,704		4,898,946
Oracle	209,425		10,456,590
Splunk	51,953	[a,b]	3,117,700
Square, Cl. A	188,183	[a]	4,958,622
Teradata	181,997	[a,b]	5,791,145
			78,996,410
Technology Hardware & Equipment - 7.1%
Apple	175,910		26,163,094
Cisco Systems	416,164		13,088,358
Corning	101,728		2,964,354
			42,215,806
Telecommunication Services - 2.7%
AT&T	406,579		15,856,581
Transportation - .8%
Delta Air Lines	94,965		4,687,472
Utilities - 2.3%
FirstEnergy	278,769		8,895,519
NRG Yield, Cl. C	249,546	[b]	4,641,556
			13,537,075
Total Common Stocks (cost $467,422,092)			589,819,428
Other Investment - .2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,001,510)	1,001,510	[d]	1,001,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 3.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares
(cost $19,989,023)	19,989,023 [d]	19,989,023
Total Investments (cost $488,412,625)	102.9%	610,809,961
Liabilities, Less Cash and Receivables	(2.9%)	(17,318,889)
Net Assets	100.0%	593,491,072
ETF—Exchange-Traded Fund
SPDR—Standard & Poor's Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $30,838,711 and the value of the collateral held by the fund was $31,571,424, consisting of cash collateral of $19,989,023 and U.S. Government & Agency securities valued at $11,582,401.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.3
Banks	9.0
Capital Goods	8.0
Diversified Financials	7.6
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Technology Hardware & Equipment	7.1
Energy	6.4
Retailing	6.1
Materials	4.9
Health Care Equipment & Services	4.1
Money Market Investments	3.5
Insurance	3.2
Media	3.2
Food, Beverage & Tobacco	3.1
Semiconductors & Semiconductor Equipment	3.0
Telecommunication Services	2.7
Utilities	2.3
Real Estate	2.2
Food & Staples Retailing	1.4
Automobiles & Components	1.0
Exchange-Traded Funds	1.0
Transportation	.8
Consumer Services	.7
Consumer Durables & Apparel	.7
102.9
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	583,878,687	-	-	583,878,687
Exchange-Trade Funds	5,940,741	-	-	5,940,741
Registered Investment
Company	20,990,533	-	-	20,990,533

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2017, accumulated net unrealized appreciation on investments was $122,397,336 consisting of $124,803,800 gross unrealized appreciation and $2,406,464 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
July 31, 2017 (Unaudited)

Common Stocks - 99.7%	Shares	Value ($)
Automobiles & Components - .7%
BorgWarner	25,302	1,182,615
Delphi Automotive	32,101	2,902,572
Ford Motor	469,998	5,273,378
General Motors	163,926	5,898,057
Goodyear Tire & Rubber	31,287	985,853
Harley-Davidson	20,716	1,008,248
		17,250,723
Banks - 6.4%
Bank of America	1,198,387	28,905,094
BB&T	96,652	4,573,573
Citigroup	331,576	22,696,377
Citizens Financial Group	61,345	2,151,983
Comerica	21,018	1,519,812
Fifth Third Bancorp	90,536	2,417,311
Huntington Bancshares	129,734	1,718,976
JPMorgan Chase & Co.	428,475	39,334,005
KeyCorp	129,737	2,340,455
M&T Bank	18,546	3,025,780
People's United Financial	40,883	713,000
PNC Financial Services Group	58,404	7,522,435
Regions Financial	147,579	2,154,653
SunTrust Banks	58,872	3,372,777
U.S. Bancorp	191,434	10,103,887
Wells Fargo & Co.	541,161	29,190,224
Zions Bancorporation	25,058	1,135,629
		162,875,971
Capital Goods - 7.4%
3M	71,950	14,474,182
A.O. Smith	17,722	949,013
Acuity Brands	5,281	1,070,195
Allegion	11,182	908,426
AMETEK	28,628	1,762,912
Arconic	52,242	1,295,079
Boeing	67,647	16,401,692
Caterpillar	70,324	8,013,420

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Capital Goods - 7.4% (continued)
Cummins	18,341		3,079,454
Deere & Co.	35,099		4,502,500
Dover	18,250		1,533,000
Eaton	53,892		4,217,049
Emerson Electric	77,441		4,616,258
Fastenal	34,789		1,494,535
Flowserve	15,936		655,448
Fluor	16,706		725,542
Fortive	36,284		2,349,026
Fortune Brands Home & Security	18,345		1,204,716
General Dynamics	34,095		6,693,871
General Electric	1,048,840		26,860,792
Honeywell International	91,692		12,481,115
Illinois Tool Works	37,910		5,334,316
Ingersoll-Rand	30,394		2,671,025
Jacobs Engineering Group	13,878		731,648
Johnson Controls International	112,227		4,371,242
L3 Technologies	8,969		1,569,306
Lockheed Martin	30,018		8,769,158
Masco	38,259		1,458,816
Northrop Grumman	21,195		5,577,040
PACCAR	41,465		2,838,279
Parker-Hannifin	16,279		2,701,988
Pentair	20,660		1,303,026
Quanta Services	19,176	[a]	646,806
Raytheon	35,037		6,018,305
Rockwell Automation	15,213		2,510,601
Rockwell Collins	19,485		2,075,737
Roper Technologies	12,270		2,852,284
Snap-on	6,860		1,057,812
Stanley Black & Decker	18,026		2,536,078
Textron	31,345		1,539,980
TransDigm Group	5,818		1,641,491
United Rentals	10,726	[a]	1,275,965
United Technologies	90,169		10,691,338
W.W. Grainger	6,464		1,077,807
Xylem	21,842		1,239,097
			187,777,370
Commercial & Professional Services - .6%
Cintas	9,871		1,331,104

Common Stocks - 99.7% (continued)	Shares		Value ($)
Commercial & Professional Services - .6% (continued)
Equifax	14,374		2,090,555
IHS Markit	38,074	[a]	1,776,152
Nielsen Holdings	39,383		1,693,863
Republic Services	27,281		1,751,986
Robert Half International	16,243		734,996
Stericycle	10,199	[a]	786,139
Verisk Analytics	19,009	[a]	1,658,725
Waste Management	48,206		3,622,681
			15,446,201
Consumer Durables & Apparel - 1.2%
Coach	34,493		1,626,000
D.R. Horton	40,638		1,450,370
Garmin	13,000		652,470
Hanesbrands	43,461		996,126
Hasbro	13,151		1,392,428
Leggett & Platt	15,741		758,401
Lennar, Cl. A	24,226		1,270,411
Mattel	42,242		845,685
Michael Kors Holdings	21,122	[a]	769,686
Mohawk Industries	7,626	[a]	1,898,798
Newell Brands	58,145		3,065,404
NIKE, Cl. B	160,350		9,468,668
PulteGroup	34,773		849,157
PVH	9,917		1,182,999
Ralph Lauren	6,368		481,739
Under Armour, Cl. A	21,590	[a]	432,232
Under Armour, Cl. C	21,742	[a]	393,748
VF	38,726		2,408,370
Whirlpool	8,779		1,561,609
			31,504,301
Consumer Services - 1.8%
Carnival	51,163		3,416,665
Chipotle Mexican Grill	3,369	[a]	1,158,161
Darden Restaurants	15,035		1,261,136
H&R Block	25,207		768,814
Hilton Worldwide Holdings	24,660		1,541,990
Marriott International, Cl. A	37,880		3,946,717
McDonald's	98,462		15,275,395
MGM Resorts International	58,143		1,914,649
Royal Caribbean Cruises	20,537		2,322,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Consumer Services - 1.8% (continued)
Starbucks	174,527		9,420,967
Wyndham Worldwide	12,707		1,326,230
Wynn Resorts	9,770		1,263,652
Yum! Brands	39,955		3,015,803
			46,632,298
Diversified Financials - 5.3%
Affiliated Managers Group	6,476		1,203,435
American Express	91,045		7,759,765
Ameriprise Financial	18,982		2,750,112
Bank of New York Mellon	124,800		6,618,144
Berkshire Hathaway, Cl. B	228,541	[a]	39,987,819
BlackRock	14,495		6,182,552
Capital One Financial	57,797		4,980,945
CBOE Holdings	11,567		1,093,429
Charles Schwab	145,590		6,245,811
CME Group	40,827		5,006,207
Discover Financial Services	46,450		2,830,663
E*TRADE Financial	33,841	[a]	1,387,481
Franklin Resources	41,605		1,863,072
Goldman Sachs Group	44,305		9,983,246
Intercontinental Exchange	70,665		4,714,062
Invesco	47,660		1,657,138
Leucadia National	38,446		1,000,749
Moody's	20,523		2,701,442
Morgan Stanley	172,756		8,102,256
Nasdaq	14,080		1,047,130
Navient	35,556		524,451
Northern Trust	25,747		2,253,120
Raymond James Financial	15,326		1,274,970
S&P Global	31,280		4,804,295
State Street	43,435		4,049,445
Synchrony Financial	93,832		2,844,986
T. Rowe Price Group	29,195		2,415,010
			135,281,735
Energy - 6.0%
Anadarko Petroleum	66,849		3,052,994
Andeavor	18,144	[a]	1,805,872
Apache	46,214		2,286,669
Baker Hughes	50,677		1,869,475
Cabot Oil & Gas	55,243		1,373,893

Common Stocks - 99.7% (continued)	Shares		Value ($)
Energy - 6.0% (continued)
Chesapeake Energy	88,614	[a]	439,525
Chevron	227,926		24,887,240
Cimarex Energy	11,430		1,131,913
Concho Resources	17,459	[a]	2,274,209
ConocoPhillips	148,725		6,747,653
Devon Energy	63,505		2,115,352
EOG Resources	68,908		6,555,907
EQT	20,848		1,328,018
Exxon Mobil	509,954		40,816,718
Halliburton	103,920		4,410,365
Helmerich & Payne	13,042		660,186
Hess	31,912		1,421,360
Kinder Morgan	231,216		4,723,743
Marathon Oil	101,567		1,242,164
Marathon Petroleum	62,607		3,505,366
National Oilwell Varco	46,263		1,513,263
Newfield Exploration	23,853	[a]	685,297
Noble Energy	54,509		1,575,855
Occidental Petroleum	91,895		5,691,057
ONEOK	45,722		2,586,494
Phillips 66	52,744		4,417,310
Pioneer Natural Resources	20,464		3,337,678
Range Resources	22,490		474,764
Schlumberger	166,514		11,422,860
TechnipFMC	55,733	[a]	1,590,620
Valero Energy	54,665		3,770,245
Williams Cos.	98,882		3,142,470
			152,856,535
Food & Staples Retailing - 1.9%
Costco Wholesale	52,649		8,345,393
CVS Health	123,542		9,874,712
Kroger	112,523		2,759,064
Sysco	60,487		3,182,826
Walgreens Boots Alliance	102,668		8,282,228
Wal-Mart Stores	178,039		14,241,340
Whole Foods Market	39,342		1,642,922
			48,328,485
Food, Beverage & Tobacco - 4.9%
Altria Group	232,699		15,118,454
Archer-Daniels-Midland	68,873		2,905,063

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 4.9% (continued)
British American Tobacco, ADR	100		6,248
Brown-Forman, Cl. B	20,940		1,034,436
Campbell Soup	23,133		1,222,116
Coca-Cola	464,586		21,296,622
Conagra Brands	48,894		1,674,131
Constellation Brands, Cl. A	20,817		4,024,967
Dr Pepper Snapple Group	22,718		2,070,973
General Mills	69,490		3,867,813
Hershey	17,148		1,805,856
Hormel Foods	33,108		1,131,300
J.M. Smucker	13,585		1,656,012
Kellogg	30,145		2,049,860
Kraft Heinz	71,705		6,271,319
McCormick & Co.	13,947		1,329,149
Molson Coors Brewing, Cl. B	22,308		1,984,966
Mondelez International, Cl. A	182,841		8,048,661
Monster Beverage	47,844	[a]	2,523,771
PepsiCo	171,423		19,989,636
Philip Morris International	186,795		21,800,844
Tyson Foods, Cl. A	34,849		2,208,033
			124,020,230
Health Care Equipment & Services - 5.7%
Abbott Laboratories	208,679		10,262,833
Aetna	39,839		6,147,556
Align Technology	9,088	[a]	1,519,786
AmerisourceBergen	19,568		1,835,870
Anthem	31,695		5,901,926
Baxter International	57,877		3,500,401
Becton Dickinson & Co.	27,082		5,454,315
Boston Scientific	164,535	[a]	4,379,922
C.R. Bard	8,683		2,783,770
Cardinal Health	37,687		2,911,698
Centene	20,509	[a]	1,628,825
Cerner	36,139	[a]	2,326,267
Cigna	31,038		5,386,955
Cooper	5,811		1,417,129
Danaher	73,153		5,961,238
DaVita	18,815	[a]	1,218,836
Dentsply Sirona	27,141		1,683,556
Edwards Lifesciences	25,069	[a]	2,887,447

Common Stocks - 99.7% (continued)	Shares		Value ($)
Health Care Equipment & Services - 5.7% (continued)
Envision Healthcare	13,972	[a]	788,440
Express Scripts Holding	71,583	[a]	4,483,959
HCA Healthcare	34,910	[a]	2,804,669
Henry Schein	9,564	[a]	1,742,656
Hologic	32,984	[a]	1,458,223
Humana	17,441		4,032,359
IDEXX Laboratories	10,727	[a]	1,785,616
Intuitive Surgical	4,436	[a]	4,162,121
Laboratory Corporation of America Holdings	12,395	[a]	1,969,689
McKesson	25,387		4,109,394
Medtronic	164,499		13,812,981
Patterson	10,656		444,568
Quest Diagnostics	16,157		1,749,965
ResMed	17,101		1,318,829
Stryker	36,861		5,422,253
UnitedHealth Group	115,930		22,236,533
Universal Health Services, Cl. B	11,168		1,237,749
Varian Medical Systems	11,444	[a]	1,111,441
Zimmer Biomet Holdings	24,180		2,933,518
			144,813,293
Household & Personal Products - 1.9%
Church & Dwight	31,457		1,678,231
Clorox	15,474		2,065,624
Colgate-Palmolive	105,979		7,651,684
Coty, Cl. A	57,469		1,176,965
Estee Lauder, Cl. A	26,885		2,661,346
Kimberly-Clark	42,694		5,258,193
Procter & Gamble	307,778		27,952,398
			48,444,441
Insurance - 2.8%
Aflac	48,524		3,869,789
Allstate	43,985		4,002,635
American International Group	105,621		6,912,894
Aon	31,532		4,356,776
Arthur J. Gallagher & Co.	21,262		1,249,993
Assurant	6,406		674,360
Chubb	55,866		8,182,134
Cincinnati Financial	17,990		1,370,118
Everest Re Group	4,943		1,296,994
Hartford Financial Services Group	45,403		2,497,165

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Insurance - 2.8% (continued)
Lincoln National	27,309		1,995,196
Loews	33,501		1,630,829
Marsh & McLennan	62,731		4,891,136
MetLife	130,667		7,186,685
Principal Financial Group	31,399		2,095,883
Progressive	70,103		3,303,954
Prudential Financial	51,888		5,875,278
Torchmark	13,450		1,062,147
Travelers	34,182		4,378,372
Unum Group	27,146		1,360,829
Willis Towers Watson	15,233		2,267,889
XL Group	31,784		1,411,210
			71,872,266
Materials - 2.9%
Air Products & Chemicals	25,819		3,670,171
Albemarle	13,631		1,578,470
Avery Dennison	10,581		983,292
Ball	41,666		1,745,805
CF Industries Holdings	27,278		800,609
Dow Chemical	135,141		8,681,458
E.I. du Pont de Nemours & Co.	103,960		8,546,552
Eastman Chemical	17,772		1,477,920
Ecolab	31,117		4,097,175
FMC	15,792		1,206,193
Freeport-McMoRan	162,679	[a]	2,378,367
International Flavors & Fragrances	9,714		1,293,711
International Paper	49,186		2,704,246
LyondellBasell Industries, Cl. A	40,380		3,637,834
Martin Marietta Materials	7,393		1,673,997
Monsanto	52,585		6,142,980
Mosaic	42,206		1,018,853
Newmont Mining	63,804		2,371,595
Nucor	38,768		2,235,751
Packaging Corporation of America	11,354		1,243,036
PPG Industries	31,009		3,263,697
Praxair	34,346		4,470,475
Sealed Air	22,690		987,242
Sherwin-Williams	9,693		3,269,158
Vulcan Materials	15,806		1,946,035

Common Stocks - 99.7% (continued)	Shares		Value ($)
Materials - 2.9% (continued)
WestRock	29,246		1,679,348
			73,103,970
Media - 3.1%
CBS, Cl. B	44,897		2,955,570
Charter Communications, Cl. A	25,771	[a]	10,099,913
Comcast, Cl. A	568,706		23,004,158
Discovery Communications, Cl. A	18,658	[a]	458,987
Discovery Communications, Cl. C	27,942	[a]	646,298
DISH Network, Cl. A	27,112	[a]	1,735,981
Interpublic Group of Companies	46,273		999,960
News Corp., Cl. A	46,085		659,476
News Corp., Cl. B	12,210		179,487
Omnicom Group	28,602		2,252,121
Scripps Networks Interactive, Cl. A	10,821		945,864
Time Warner	93,255		9,551,177
Twenty-First Century Fox, Cl. A	126,084		3,669,044
Twenty-First Century Fox, Cl. B	57,819		1,658,827
Viacom, Cl. B	42,215		1,474,148
Walt Disney	175,307		19,271,499
			79,562,510
Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
AbbVie	191,645		13,397,902
Agilent Technologies	37,987		2,271,243
Alexion Pharmaceuticals	26,989	[a]	3,706,669
Allergan	40,139		10,128,274
Amgen	88,500		15,444,135
Biogen	25,742	[a]	7,454,626
Bristol-Myers Squibb	198,510		11,295,219
Celgene	93,905	[a]	12,715,676
Eli Lilly & Co.	116,485		9,628,650
Gilead Sciences	157,093		11,953,206
Illumina	17,728	[a]	3,082,013
Incyte	20,962	[a]	2,794,025
Johnson & Johnson	324,392		43,053,306
Merck & Co.	329,441		21,044,691
Mettler-Toledo International	3,245	[a]	1,859,645
Mylan	55,169	[a]	2,151,039
PerkinElmer	13,899		914,971
Perrigo	16,628		1,245,770
Pfizer	717,989		23,808,515

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 8.6% (continued)
Regeneron Pharmaceuticals	9,147	[a]	4,496,848
Thermo Fisher Scientific	46,866		8,226,389
Vertex Pharmaceuticals	30,112	[a]	4,571,604
Waters	9,332	[a]	1,618,542
Zoetis	59,282		3,706,311
			220,569,269
Real Estate - 2.9%
Alexandria Real Estate Equities	10,865	[b]	1,317,381
American Tower	51,224	[b]	6,983,368
Apartment Investment & Management, Cl. A	17,944	[b]	817,349
AvalonBay Communities	16,660	[b]	3,204,551
Boston Properties	18,637	[b]	2,253,400
CBRE Group, Cl. A	35,924	[a,b]	1,364,753
Crown Castle International	48,452	[b]	4,873,302
Digital Realty Trust	18,960	[b]	2,186,846
Duke Realty	42,806	[b]	1,223,824
Equinix	9,329	[b]	4,204,860
Equity Residential	44,341	[b]	3,017,848
Essex Property Trust	7,946	[b]	2,079,468
Extra Space Storage	14,824	[b]	1,178,508
Federal Realty Investment Trust	8,342	[b]	1,106,399
GGP	70,386	[b]	1,591,427
HCP	56,560	[b]	1,790,124
Host Hotels & Resorts	90,109	[b]	1,681,434
Iron Mountain	29,076	[b]	1,059,239
Kimco Realty	51,158	[b]	1,032,368
Macerich	15,050	[b]	863,720
Mid-America Apartment Communities	13,541	[b]	1,401,900
Prologis	64,001	[b]	3,891,901
Public Storage	17,683	[b]	3,635,094
Realty Income	32,418	[b]	1,849,771
Regency Centers	17,476	[b]	1,157,261
Simon Property Group	37,646	[b]	5,966,891
SL Green Realty	12,293	[b]	1,269,498
UDR	31,449	[b]	1,229,341
Ventas	42,448	[b]	2,858,873
Vornado Realty Trust	20,209	[b]	1,603,584
Welltower	43,298	[b]	3,177,640
Weyerhaeuser	91,331	[b]	3,015,750
			74,887,673

Common Stocks - 99.7% (continued)	Shares		Value ($)
Retailing - 5.4%
Advance Auto Parts	8,783		983,784
Amazon.com	47,723	[a]	47,139,825
AutoNation	8,450	[a]	358,111
AutoZone	3,457	[a]	1,866,158
Best Buy	32,307		1,884,790
CarMax	23,570	[a]	1,561,513
Dollar General	30,607		2,300,422
Dollar Tree	28,316	[a]	2,041,017
Expedia	14,534		2,274,135
Foot Locker	16,547		780,853
Gap	24,710		588,839
Genuine Parts	17,795		1,511,329
Home Depot	144,088		21,555,565
Kohl's	20,765		858,633
L Brands	29,446		1,366,000
LKQ	37,038	[a]	1,280,033
Lowe's	104,012		8,050,529
Macy's	37,501		890,649
Netflix	51,610	[a]	9,375,473
Nordstrom	14,734		715,630
O'Reilly Automotive	11,238	[a]	2,295,923
Priceline Group	5,905	[a]	11,978,293
Ross Stores	46,967		2,598,214
Signet Jewelers	7,918		484,265
Staples	79,876		810,741
Target	67,290		3,813,324
The TJX Companies	78,025		5,485,938
Tiffany & Co.	12,374		1,181,841
Tractor Supply	16,143		905,945
TripAdvisor	13,450	[a]	524,819
Ulta Beauty	6,876	[a]	1,727,320
			139,189,911
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices	87,475	[a]	1,190,535
Analog Devices	44,051		3,480,470
Applied Materials	128,225		5,681,650
Broadcom	48,091		11,862,126
Intel	567,138		20,116,385
KLA-Tencor	18,304		1,695,500
Lam Research	19,410		3,095,119

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 3.5% (continued)
Microchip Technology	27,542		2,204,462
Micron Technology	124,909	[a]	3,512,441
NVIDIA	71,457		11,612,477
Qorvo	15,656	[a]	1,073,375
QUALCOMM	176,730		9,400,269
Skyworks Solutions	22,787		2,389,673
Texas Instruments	119,341		9,711,971
Xilinx	30,976		1,959,542
			88,985,995
Software & Services - 13.7%
Accenture, Cl. A	74,698		9,622,596
Activision Blizzard	83,270		5,144,421
Adobe Systems	59,219	[a]	8,674,991
Akamai Technologies	21,439	[a]	1,010,634
Alliance Data Systems	6,809		1,643,897
Alphabet, Cl. A	35,804	[a]	33,852,682
Alphabet, Cl. C	35,911	[a]	33,415,186
ANSYS	10,289	[a]	1,332,940
Autodesk	22,910	[a]	2,538,199
Automatic Data Processing	54,166		6,440,879
CA	37,908		1,176,664
Citrix Systems	19,067	[a]	1,505,912
Cognizant Technology Solutions, Cl. A	71,143		4,931,633
CSRA	16,796		547,718
DXC Technology	33,898		2,656,925
eBay	121,702	[a]	4,348,412
Electronic Arts	36,873	[a]	4,304,554
Facebook, Cl. A	284,475	[a]	48,147,394
Fidelity National Information Services	39,680		3,619,610
Fiserv	25,997	[a]	3,340,615
Gartner	10,806	[a]	1,386,626
Global Payments	18,582		1,753,583
International Business Machines	103,124		14,918,949
Intuit	29,031		3,983,344
Mastercard, Cl. A	113,238		14,471,816
Microsoft	928,203		67,480,358
Oracle	361,185		18,033,967
Paychex	38,839		2,246,836
PayPal Holdings	133,312	[a]	7,805,418
Red Hat	21,108	[a]	2,086,948

Common Stocks - 99.7% (continued)	Shares		Value ($)
Software & Services - 13.7% (continued)
salesforce.com	80,267	[a]	7,288,244
Symantec	75,120		2,327,969
Synopsys	17,907	[a]	1,371,139
Total System Services	20,337		1,290,586
VeriSign	11,545	[a]	1,168,008
Visa, Cl. A	222,338		22,135,971
Western Union	56,489		1,115,658
			349,121,282
Technology Hardware & Equipment - 5.5%
Amphenol, Cl. A	37,346		2,861,451
Apple	627,792		93,371,504
Cisco Systems	601,497		18,917,081
Corning	111,898		3,260,708
F5 Networks	7,642	[a]	922,772
FLIR Systems	15,369		573,571
Harris	14,820		1,696,445
Hewlett Packard Enterprise	197,268		3,454,163
HP	202,614		3,869,927
Juniper Networks	45,863		1,281,871
Motorola Solutions	20,062		1,819,222
NetApp	32,726		1,420,963
Seagate Technology	36,316		1,196,975
TE Connectivity	42,134		3,387,152
Western Digital	34,368		2,925,404
Xerox	24,373		747,520
			141,706,729
Telecommunication Services - 2.2%
AT&T	739,642		28,846,038
CenturyLink	66,153		1,539,380
Level 3 Communications	35,212	[a]	2,066,240
Verizon Communications	490,788		23,754,139
			56,205,797
Transportation - 2.1%
Alaska Air Group	14,793		1,260,807
American Airlines Group	60,764		3,064,936
CH Robinson Worldwide	17,067		1,119,595
CSX	112,185		5,535,208
Delta Air Lines	88,830		4,384,649
Expeditors International of Washington	20,933		1,232,535
FedEx	29,399		6,115,874

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.7% (continued)	Shares		Value ($)
Transportation - 2.1% (continued)
J.B. Hunt Transport Services	10,091		915,355
Kansas City Southern	13,435		1,386,358
Norfolk Southern	34,799		3,917,671
Southwest Airlines	73,517		4,080,929
Union Pacific	97,864		10,076,077
United Continental Holdings	34,674	[a]	2,346,736
United Parcel Service, Cl. B	82,255		9,071,904
			54,508,634
Utilities - 3.2%
AES	77,954		871,526
Alliant Energy	27,568		1,117,331
Ameren	29,321		1,644,908
American Electric Power	59,206		4,176,391
American Water Works	21,531		1,746,164
CenterPoint Energy	52,934		1,492,209
CMS Energy	33,707		1,558,612
Consolidated Edison	36,829		3,051,651
Dominion Energy	75,314		5,812,735
DTE Energy	21,984		2,353,607
Duke Energy	83,796		7,132,716
Edison International	39,759		3,128,238
Entergy	21,653		1,661,218
Eversource Energy	38,803		2,358,834
Exelon	111,253		4,265,440
FirstEnergy	51,387		1,639,759
NextEra Energy	56,083		8,193,165
NiSource	37,647		981,081
NRG Energy	41,614		1,024,537
PG&E	60,488		4,094,433
Pinnacle West Capital	12,969		1,124,801
PPL	81,272		3,115,156
Public Service Enterprise Group	61,798		2,779,056
SCANA	17,089		1,100,019
Sempra Energy	30,032		3,393,916
Southern	118,730		5,690,729
WEC Energy Group	38,596		2,430,390
Xcel Energy	61,990		2,932,747
			80,871,369
Total Common Stocks (cost $1,204,992,307)			2,545,816,988

	Principal
Short-Term Investments - .0%	Amount ($)	Value ($)
U.S. Treasury Bills
1.05%, 12/7/17
(cost $518,051)	520,000 [c]	518,088
Other Investment - .3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $7,138,761)	7,138,761 [d]	7,138,761
Total Investments (cost $1,212,649,119)	100.0%	2,553,473,837
Cash and Receivables (Net)	.0%	687,369
Net Assets	100.0%	2,554,161,206
ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in real estate investment trust.
[c]	Held by or on behalf of a counterparty for open futures contracts.
[d]	Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	13.7
Pharmaceuticals, Biotechnology & Life Sciences	8.6
Capital Goods	7.4
Banks	6.4
Energy	6.0
Health Care Equipment & Services	5.7
Technology Hardware & Equipment	5.5
Retailing	5.4
Diversified Financials	5.3
Food, Beverage & Tobacco	4.9
Semiconductors & Semiconductor Equipment	3.5
Utilities	3.2
Media	3.1
Real Estate	2.9
Materials	2.9
Insurance	2.8
Telecommunication Services	2.2
Transportation	2.1
Household & Personal Products	1.9
Food & Staples Retailing	1.9
Consumer Services	1.8
Consumer Durables & Apparel	1.2
Automobiles & Components	.7
Commercial & Professional Services	.6
Short-Term/Money Market Investments	.3
100.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Institutional S&P 500 Stock Index Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 – Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investment in Securities:
Equity Securities-
Domestic
Common Stocks†	2,527,060,002	-	-	2,527,060,002
Equity Securities-
Foreign
Common Stocks†	18,756,986	-	-	18,756,986
Registered Investment
Company	7,138,761	-	-	7,138,761
U.S. Treasury	-	518,088	-	518,088
Other Financial Instruments:
Futures††	114,468	-	-	114,468

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
Dreyfus Institutional S&P 500 Stock Index Fund
July 31, 2017 (Unaudited)

		Market Value
		Covered by		Unrealized
	Contracts	Contracts ($)	Expiration	Appreciation ($)

Futures Long
Standard & Poor's 500 E-mini	78	9,625,200	September 2017	114,468
Gross Unrealized Appreciation				114,468
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash,

NOTES

which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2017, accumulated net unrealized appreciation on investments was $1,340,824,718, consisting of $1,362,703,229 gross unrealized appreciation and $21,878,511 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2017 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 93.2%	Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Certificates - 7.2%
American Homes 4 Rent Trust,
Ser. 2014-SFR3, Cl. A	3.68	12/17/36	143,058	[b]	150,734
Avant Loans Funding Trust,
Ser. 2016-C, Cl. A	2.96	9/16/19	9,751	[b]	9,754
CIT Equipment Collateral,
Ser. 2014-VT1, Cl. C	2.65	2/20/20	1,475,000	[b]	1,476,456
Conn Funding II,
Ser. 2017-A Cl. A	2.73	5/15/20	323,785	[b]	324,191
Consumer Loan Underlying Bond Credit
Trust,
Ser. 2017-NP1, Cl. A	2.39	4/17/23	200,000	[b]	200,165
Consumer Loan Underlying Bond Credit
Trust,
Ser. 2017-NP1, Cl. B	3.17	4/17/23	425,000	[b]	426,169
Dell Equipment Finance Trust,
Ser. 2016-1, Cl. D	3.24	7/22/22	925,000	[b]	932,478
Marlette Funding Trust,
Ser. 2016-1A, Cl. A	3.06	1/17/23	253,695	[b]	254,816
Marlette Funding Trust,
Ser. 2017-1A, Cl. A	2.83	3/15/24	138,157	[b]	138,907
Prosper Marketplace Issuance Trust,
Ser. 2017-1A, Cl. A	2.56	6/15/23	269,624	[b]	270,786
RAAC Series Trust,
Ser. 2006-SP4, Cl. M1	1.56	11/25/36	600,000	[c]	580,230
Sofi Consumer Loan Program Trust,
Ser. 2016-3, Cl. A	3.05	12/26/25	710,992	[b]	719,472
Sofi Consumer Loan Program Trust,
Ser. 2017-1, Cl. A	3.28	1/26/26	642,637	[b]	651,983
Springleaf Funding Trust,
Ser. 2015-AA, Cl. B	3.62	11/15/24	700,000	[b]	706,511
Springleaf Funding Trust,
Ser. 2016-AA, Cl. B	3.80	11/15/29	800,000	[b]	812,606
Trafigura Securitisation Finance,
Ser. 2014-1A, Cl. B	3.41	10/15/21	1,560,000	[b,c]	1,564,009
					9,219,267
Asset-Backed Ctfs./Auto Receivables - .9%
Drive Auto Receivables Trust,
Ser. 2016-CA, Cl. D	4.18	3/15/24	500,000	[b]	510,982
GO Financial Auto Securitization Trust,
Ser. 2015-1, Cl. B	3.59	10/15/20	577,249	[b]	577,363
					1,088,345
Asset-Backed Ctfs./Home Equity Loans - 5.1%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	1.33	1/25/37	3,231,980	[c]	2,857,867
Colony Starwood Homes,
Ser. 2016-2A, Cl. A	2.48	12/17/23	798,170	[b,c]	807,368
Countrywide Asset-Backed Certificates,
Ser. 2004-1, Cl. M5	2.79	1/25/34	1,517,960	[c]	1,502,502
JP Morgan Mortgage Acquisition Trust,
Ser. 2007-CH1, Cl. AF6	4.99	11/25/36	326,798	[c]	327,546

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Asset-Backed Ctfs./Home Equity Loans - 5.1% (continued)
Merrill Lynch Mortgage Investors Trust,
Ser. 2006-HE2, Cl. A3		1.56	3/25/37	119,623	[c]	119,680
Morgan Stanley ABS Capital I Trust,
Ser. 2006-NC4, Cl. A2C		1.37	6/25/36	207,406	[c]	198,740
Structured Asset Securities Corp.,
Ser. 2002-BC1, Cl. M2		4.67	8/25/32	786,554	[c]	783,385
						6,597,088
Asset-Backed Ctfs./Student Loans - .3%
SMB Private Education Loan Trust,
Ser. 2016-B, Cl. A1		1.81	11/15/23	318,459	[b,c]	318,953
Casinos - .7%
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	400,000	[b]	440,000
Scientific Games International,
Gtd. Notes		10.00	12/1/22	385,000		430,719
						870,719
Commercial Mortgage Pass-Through Ctfs. - 3.2%
A10 Term Asset Financing,
Ser. 2013-2, Cl. A		2.62	11/15/27	30,227	[b]	30,214
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2006-PWR14, Cl. AJ		5.27	12/11/38	267,761		268,261
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR16, Cl. AJ		5.84	6/11/40	20,133	[c]	20,165
Bear Stearns Commercial Mortgage
Securities Trust,
Ser. 2007-PWR17, Cl. AJ		6.13	6/11/50	925,000	[c]	929,042
Cobalt CMBS Commercial Mortgage Trust,
Ser. 2007-C3, Cl. AJ		5.89	5/15/46	238,158	[c]	242,326
GE Capital Commercial Mortgage
Corporation Trust,
Ser. 2005-C4, Cl. AJ		5.90	11/10/45	352,300	[c]	351,813
JP Morgan Chase Commercial Mortgage
Securities Trust,
Ser. 2007-LD12, Cl. AJ		6.19	2/15/51	2,255,000	[c]	2,200,845
Morgan Stanley Capital I Trust,
Ser. 2007-IQ14, Cl. AM		5.93	4/15/49	18,706	[c]	19,005
						4,061,671
Consumer Discretionary - 1.0%
AMC Networks,
Gtd. Notes		5.00	4/1/24	160,000		165,200
AMC Networks,
Gtd. Notes		4.75	8/1/25	55,000		55,619
Cox Communications,
Sr. Unscd. Notes		3.35	9/15/26	250,000	[b]	247,005
GLP Capital,
Gtd. Notes		5.38	4/15/26	255,000		278,189
Nemak,
Sr. Unscd. Bonds	EUR	3.25	3/15/24	475,000	[b]	570,457
						1,316,470
Consumer Staples - 1.0%
Kraft Heinz Foods,
Gtd. Notes	EUR	2.25	5/25/28	605,000		726,136

	Coupon	Maturity	Principal
Bonds and Notes - 93.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Consumer Staples - 1.0% (continued)
Kraft Heinz Foods,
Scd. Notes	4.88	2/15/25	470,000	[b]	506,359
					1,232,495
Energy - 6.4%
Cenovus Energy,
Sr. Unscd. Notes	4.25	4/15/27	600,000	[b,d]	585,980
Cheniere Corpus Christi Holdings,
Sr. Scd. Notes	5.13	6/30/27	400,000	[b]	417,500
Continental Resources,
Gtd. Notes	3.80	6/1/24	475,000	[d]	441,750
Diamondback Energy,
Notes	4.75	11/1/24	225,000		228,375
Enbridge,
Unscd. Sub. Notes	5.50	7/15/77	325,000	[c]	330,688
Energy Transfer Partners,
Sr. Unscd. Notes	4.75	1/15/26	155,000		163,058
Energy Transfer Partners,
Sr. Unscd. Notes	4.20	4/15/27	100,000	[d]	100,656
Kinder Morgan,
Gtd. Notes	4.30	6/1/25	100,000		104,742
Kinder Morgan,
Gtd. Notes	5.55	6/1/45	150,000		161,562
Lukoil International Finance,
Gtd. Notes	6.13	11/9/20	300,000		326,730
Lukoil International Finance,
Gtd. Notes	4.75	11/2/26	650,000	[b]	670,303
MMC Norilsk Nickel,
Sr. Unscd. Notes	4.38	4/30/18	1,400,000		1,419,488
NGPL PipeCo,
Sr. Unscd. Notes	4.38	8/15/22	40,000	[b]	41,250
NRG Energy,
Gtd. Notes	6.25	7/15/22	425,000		448,906
Occidental Petroleum,
Sr. Unscd. Notes	3.00	2/15/27	425,000		421,909
Petrobras Global Finance,
Gtd. Notes	5.38	1/27/21	575,000		592,250
Petrobras Global Finance,
Gtd. Notes	6.13	1/17/22	270,000		284,513
Petrobras Global Finance,
Gtd. Notes	7.38	1/17/27	300,000		325,650
Petrobras Global Finance,
Gtd. Notes	7.25	3/17/44	430,000		433,762
Petroleos Mexicanos,
Gtd. Notes	6.50	3/13/27	675,000	[b]	744,019
					8,243,091
Financials - 11.3%
AerCap Ireland Capital,
Gtd. Notes	4.63	10/30/20	600,000		640,385
AerCap Ireland Capital,
Gtd. Notes	5.00	10/1/21	425,000		460,932
Allianz Finance II,
Gtd. Notes	EUR 5.75	7/8/41	1,000,000	[c]	1,405,688
Ally Financial,
Sr. Unscd. Notes	3.60	5/21/18	1,445,000		1,463,424
Bank of America,
Sub. Notes	4.25	10/22/26	325,000		339,285

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Financials - 11.3% (continued)
Barclays,
Jr. Sub. Bonds		7.88	12/29/49	600,000	[c]	658,065
Barclays,
Sub. Notes		5.20	5/12/26	900,000		961,825
Citigroup,
Sub. Notes		4.30	11/20/26	325,000		338,464
Credit Suisse Group,
Sr. Unscd. Notes		4.28	1/9/28	525,000	[b]	551,532
Ford Motor Credit,
Sr. Unscd. Notes		3.34	3/18/21	775,000		794,104
Goldman Sachs Group,
Sr. Unscd. Notes		3.50	11/16/26	475,000		474,563
HSBC Holdings,
Sub. Notes		4.38	11/23/26	350,000		368,505
Hyundai Capital America,
Sr. Unscd. Notes		2.00	7/1/19	650,000	[b]	645,939
Intesa Sanpaolo,
Gtd. Bonds		5.25	1/12/24	350,000		388,876
Lloyds Banking Group,
Gtd. Notes		3.10	7/6/21	475,000		484,144
Lloyds Banking Group,
Sr. Unscd. Notes		3.75	1/11/27	275,000		279,942
Morgan Stanley,
Sub. Notes		3.95	4/23/27	425,000		431,885
Park Aerospace Holdings,
Gtd. Notes		5.25	8/15/22	250,000	[b]	255,313
Park Aerospace Holdings,
Gtd. Notes		5.50	2/15/24	125,000	[b]	127,578
Royal Bank of Scotland Group,
Jr. Sub. Notes		8.63	12/29/49	625,000	[c]	691,800
Royal Bank of Scotland Group,
Sr. Unscd. Notes		3.88	9/12/23	1,400,000		1,437,932
Santander UK Group Holdings,
Sr. Unscd. Notes		3.57	1/10/23	375,000		384,531
Wells Fargo & Co.,
Sr. Unscd. Notes		3.00	4/22/26	320,000		315,389
Wells Fargo & Co.,
Sub. Notes		4.30	7/22/27	215,000		228,458
WPC Eurobond,
Gtd. Bonds	EUR	2.25	7/19/24	325,000		400,469
						14,529,028
Foreign/Governmental - 38.0%
Argentine Government,
Sr. Unscd. Bonds		6.88	1/26/27	1,300,000	[d]	1,339,000
Argentine Government,
Sr. Unscd. Notes	ARS	5.83	12/31/33	3,050,000	[c,e]	1,338,409
Argentine Government,
Sr. Unscd. Notes		8.28	12/31/33	475,000	[d]	724,407
Argentine Government,
Unscd. Bonds	ARS	21.20	9/19/18	39,100,000		2,409,858
Asian Development Bank,
Sr. Unscd. Notes	NZD	3.50	5/30/24	550,000		413,558
Australian Government,
Sr. Unscd. Notes	AUD	4.50	4/15/20	5,600,000		4,790,137
Brazilian Government,
Notes	BRL	10.00	1/1/21	4,000,000		1,325,552

		Coupon	Maturity	Principal
Bonds and Notes - 93.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 38.0% (continued)
Chilean Government,
Bonds	CLP	4.50	3/1/21	855,000,000		1,388,506
City of Buenos Aires Argentina,
Unscd. Bonds, Ser. 22	ARS	0.03	3/29/24	12,100,000	[c]	680,650
Colombian Government,
Bonds, Ser. B	COP	10.00	7/24/24	3,046,000,000		1,221,515
Egyptian Government,
Sr. Unscd. Notes		8.50	1/31/47	200,000	[b]	217,911
International Bank for Reconstruction &
Development,
Sr. Unscd. Notes	NZD	3.50	1/22/21	1,575,000		1,209,936
International Finance,
Sr. Unscd. Notes	INR	6.30	11/25/24	17,590,000		278,634
Ivory Coast Government,
Sr. Unscd. Bonds	EUR	5.13	6/15/25	125,000	[b]	151,267
Ivory Coast Government,
Sr. Unscd. Bonds		6.13	6/15/33	200,000	[b]	196,459
Japanese Government,
Sr. Unscd. Bonds, Ser. 21	JPY	0.10	3/10/26	663,000,000		6,248,607
Kuwaiti Government,
Sr. Unscd. Notes		3.50	3/20/27	650,000	[b]	665,152
Mexican Government,
Bonds, Ser. M	MXN	8.00	11/7/47	17,190,000		1,060,115
New Zealand Government,
Sr. Unscd. Bonds, Ser. 0925	NZD	2.00	9/20/25	5,275,000	[f]	4,219,176
Polish Government,
Bonds, Ser. 0727	PLN	2.50	7/25/27	8,150,000		2,105,412
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	7/21/26	1,450,000	[b]	1,752,021
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.13	4/14/27	1,900,000	[b]	2,488,273
Province of Argentina,
Sr. Unscd. Notes		5.75	6/15/19	450,000	[b]	463,162
Province of Argentina,
Sr. Unscd. Notes		9.13	3/16/24	455,000	[b]	507,097
Province of Argentina,
Unscd. Bonds	ARS	0.00	5/31/22	6,000,000	[c]	356,216
Provincia de Cordoba,
Sr. Unscd. Notes		7.45	9/1/24	375,000	[b]	390,315
Russian Government,
Bonds, Ser. 6212	RUB	7.05	1/19/28	78,500,000		1,249,705
Senegalese Government,
Unscd. Notes		6.25	5/23/33	375,000	[b]	386,344
South African Government,
Bonds, Ser. 2048	ZAR	8.75	2/28/48	20,300,000		1,376,803
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	23,000,000		1,955,610
Spanish Government,
Sr. Unscd. Bonds	EUR	2.90	10/31/46	1,350,000	[b]	1,621,071
Sri Lankan Government,
Sr. Unscd. Bonds		5.75	1/18/22	475,000	[b]	497,459
Sri Lankan Government,
Sr. Unscd. Notes		6.20	5/11/27	200,000	[b]	206,501
Thai Government,
Sr. Unscd. Bonds	THB	2.13	12/17/26	54,000,000		1,579,944
Turkish Government,
Unscd. Bonds	TRY	2.00	9/18/24	4,100,000		1,407,041

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes - 93.2% (continued)	Rate (%)		Date	Amount ($)[a]		Value ($)
Foreign/Governmental - 38.0% (continued)
Ukrainian Government,
Sr. Unscd. Notes		0.00	5/31/40	400,000	[c]	176,600
Uruguayan Government,
Sr. Unscd. Bonds	UYU	9.88	6/20/22	9,340,000	[b]	352,203
						48,750,626
Health Care - 1.8%
Abbott Laboratories,
Sr. Unscd. Notes		3.75	11/30/26	175,000		180,787
AbbVie,
Sr. Unscd. Bonds	EUR	1.38	5/17/24	525,000		636,943
HCA,
Sr. Scd. Notes		5.50	6/15/47	190,000		198,550
Mylan,
Gtd. Notes		3.00	12/15/18	400,000		405,779
Mylan,
Gtd. Notes		2.50	6/7/19	275,000		277,419
Tenet Healthcare,
Sr. Unscd. Notes		6.75	6/15/23	275,000	[d]	272,938
Teva Pharmaceutical Finance Netherlands
III,
Gtd. Notes		1.70	7/19/19	350,000	[d]	348,275
						2,320,691
Industrials - .8%
Mexico City Airport Trust,
Sr. Scd. Notes		4.25	10/31/26	675,000	[b]	696,094
United Rentals North America,
Gtd. Notes		5.50	7/15/25	275,000		291,156
						987,250
Information Technology - 1.3%
Dell International,
Sr. Scd. Notes		3.48	6/1/19	675,000	[b]	691,259
First Data,
Gtd. Notes		7.00	12/1/23	325,000	[b]	351,406
Infor US,
Gtd. Notes		6.50	5/15/22	440,000		460,350
Zayo Group,
Gtd. Notes		5.75	1/15/27	180,000	[b]	191,250
						1,694,265
Materials - .9%
Bway Holding,
Sr. Scd. Notes		5.50	4/15/24	358,000	[b]	376,347
Equate Petrochemical,
Gtd. Notes		3.00	3/3/22	300,000	[b]	299,594
MMC Norilsk Nickel,
Sr. Unscd. Notes		4.10	4/11/23	500,000	[b]	498,318
						1,174,259
Municipal Bonds - 1.0%
Georgetown University,
GO (Insured; National Public Finance
Guarantee Corp.)		2.15	4/1/29	1,400,000		1,309,000
Real Estate - .5%
Digital Euro Finco,
Gtd. Bonds	EUR	2.63	4/15/24	300,000		379,675

	Coupon	Maturity	Principal
Bonds and Notes - 93.2% (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Real Estate - .5% (continued)
Healthcare Trust of America Holdings,
Gtd. Notes	2.95	7/1/22	250,000		251,599
					631,274
Residential Mortgage Pass-Through Ctfs. - .2%
Impac Secured Assets Trust,
Ser. 2006-2, Cl. 2A1	1.57	8/25/36	276,778	[c]	271,835
Telecommunications - 2.1%
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	402,000	[b]	386,925
Interoute Finco,
Sr. Scd. Bonds	EUR 7.38	10/15/20	400,000	[b]	497,834
Sprint,
Gtd. Notes	7.88	9/15/23	325,000		369,688
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	325,000		355,875
Sprint Spectrum,
Sr. Scd. Notes	3.36	3/20/23	450,000	[b]	457,312
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	450,000		477,000
Verizon Communications,
Sr. Unscd. Notes	4.13	3/16/27	200,000		205,728
					2,750,362
U.S. Government Agencies Mortgage-Backed - 1.2%
Government National Mortgage Association,
Ser. 2011-53 (Interest Only)	0.46	5/16/51	385,115	[c,g]	10,338
Government National Mortgage Association,
Ser. 2011-77 (Interest Only)	0.61	4/16/42	84,433	[c,g]	3,762
Government National Mortgage Association,
Ser. 2012-125 (Interest Only)	0.41	2/16/53	20,120,992	[c,g]	583,636
Government National Mortgage Association,
Ser. 2012-84, Cl. SG (Interest Only)	4.87	7/20/42	1,087,774	[c,g]	224,578
Government National Mortgage Association,
Ser. 2015-105 Cl. CI (Interest Only)	3.50	3/20/39	2,312,762	[g]	198,071
Government National Mortgage Association,
Ser. 2015-16, Cl. IL (Interest Only)	4.00	3/20/42	882,685	[g]	117,495
Government National Mortgage Association,
Ser. 2015-162, Cl. IM (Interest Only)	4.97	11/20/45	1,859,079	[c,g]	427,410
					1,565,290
U.S. Government Securities - 7.4%
U.S. Treasury Inflation Protected Securities,
Notes	0.63	1/15/26	9,346,706	[h]	9,465,521
Utilities - .9%
Calpine,
Sr. Unscd. Notes	5.50	2/1/24	275,000		258,844
Dominion Energy,
Jr. Sub. Notes	2.58	7/1/20	500,000		505,183
EDP Finance,
Sr. Unscd. Notes	3.63	7/15/24	325,000	[b]	325,725
					1,089,752
Total Bonds and Notes
(cost $115,604,413)					119,487,252

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Floating Rate Loan Interests - 2.3%
Consumer Discretionary - 1.0%
Hilton Worldwide Finance,
Series B-2 Term Loan	3.27	10/25/23	406,808	[c]	409,194
Univar USA,
Tranche B-2 Term Loan	4.06	7/1/22	902,952	[c]	909,160
					1,318,354
Health Care - 1.3%
Catalent Pharma Solutions,
Dollar Term Loan	3.99	5/7/21	812,970	[c]	820,084
Onex Carestream Finance,
First Lien Term Loan	5.22	6/7/19	763,801	[c]	764,481
					1,584,565
Total Floating Rate Loan Interests
(cost $2,891,893)					2,902,919
			Face Amount
			Covered by
Options Purchased - .2%			Contracts ($)		Value ($)
Call Options - .1%
10 Year Interest Rate Swaption,
September 2017 @ 2.24			71,000		52,688
New Zealand Dollar Cross Currency,
September 2017 @ NZD 1.06		AUD	7,300,000		84,641
					137,329
Put Options - .1%
10 Year Interest Rate Swaption,
August 2017 @ 1.23			23,000		25,717
10 Year Interest Rate Swaption,
September 2017 @ 2.24			71,000		66,478
					92,195
Total Options Purchased
(cost $207,521)					229,524

	Yield at Date of	Maturity	Principal
Short-Term Investments - 1.4%	Purchase (%)	Date	Amount ($)		Value ($)
U.S. Treasury Bills
(cost $1,817,363)	0.90	9/28/17	1,820,000	[i]	1,817,115

Other Investment - 1.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government
Plus Money Market Fund
(cost $1,834,643)			1,834,643	[j]	1,834,643
Investment of Cash Collateral for
Securities Loaned - 2.9%
Registered Investment Company;
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares
(cost $3,713,900)			3,713,900	[j]	3,713,900

Total Investments (cost $126,069,733)	101.4%	129,985,353
Liabilities, Less Cash and Receivables	(1.4%)	(1,818,363)
Net Assets	100.0%	128,166,990

ARS—Argentine Peso
AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
COP—Colombian Peso
EUR—Euro
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
NZD—New Zealand Dollar
GO—General Obligation
PLN—Polish Zloty
RUB—Russian Ruble
THB—Thai Baht
TRY—Turkish Lira
UYU—Uruguayan Peso
ZAR—South African Rand

a Amount stated in U.S. Dollars unless otherwise noted above.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, these securities were valued at
$31,354,451 or 24.46% of net assets.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $3,813,005 and the value of the collateral held by the fund was $3,713,900.
e Principal amount for accrual purposes is periodically adjusted based on changes in the Argentine Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the New Zealand Consumer Price Index.
g Notional face amount shown.
h Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i Held by or on behalf of a counterparty for open futures contracts.
j Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Foreign/Governmental	38.0
Corporate Bonds	28.7
Asset-Backed	13.5
U.S. Government and Agency/Mortgage-Backed	8.6
Short-Term/Money Market Investments	5.7
Commercial Mortgage-Backed	3.2
Floating Rate Loan Interests	2.3
Municipal Bonds	1.0
Residential Mortgage-Backed	.2
Options Purchased	.2
101.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	17,223,653	-	17,223,653
Commercial
Mortgage-Backed	-	4,061,671	-	4,061,671
Corporate Bonds†	-	36,839,656	-	36,839,656
Floating Rate Loan Interests†	-	2,902,919	-	2,902,919
Foreign Government	-	48,750,626	-	48,750,626
Municipal Bonds†	-	1,309,000	-	1,309,000
Registered Investment Companies	5,548,543	-	-	5,548,543
Residential Mortgage-Backed	-	271,835	-	271,835
U.S. Government Agencies/
Mortgage-Backed	-	11,030,811	-	11,030,811
U.S. Treasury	-	1,817,115	-	1,817,115
Other Financial Instruments:
Futures††	608,785	-	-	608,785
Forward Foreign Currency
Exchange Contracts††	-	301,060	-	301,060
Options Purchased	-	229,524	-	229,524
Swaps††	-	930,003	-	930,003
Liabilities ($)
Other Financial Instruments:

Futures††	(231,040)	-	-	(231,040)
Forward Foreign Currency
Exchange Contracts††	-	(754,895)	-	(754,895)
Options Written	-	(4,223)	-	(4,223)
Swaps††	-	(238,228)	-	(238,228)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FUTURES
Dreyfus Opportunistic Fixed Income Fund
July 31, 2017 (Unaudited)

		Market Value	Unrealized
		Covered by	Appreciation
	Contracts	Contracts ($) Expiration	(Depreciation) ($)

Futures Long
Australian 3 Year Bond	213	19,041,506 September 2017	(101,243)
Japanese 10 Year Bond	2	2,724,114 September 2017	(4,452)
U.S. Treasury 10 Year Notes	34	4,280,281 September 2017	(10,110)
U.S. Treasury 5 Year Notes	42	4,962,234 September 2017	1,392
Futures Short
Euro 30 Year Bond	24	(4,606,009) September 2017	155,638
Euro BTP Italian Government
Bond	44	(7,096,337) September 2017	(103,944)
Euro-Bobl	84	(13,131,898) September 2017	112,257
Euro-Bond	75	(14,378,684) September 2017	253,441
Long Gilt	49	(8,147,271) September 2017	84,725
U.S. Treasury Long Bond	1	(152,969) September 2017	1,342
U.S. Treasury Ultra Long Bond	24	(3,948,000) September 2017	(11,291)
Gross Unrealized Appreciation			608,795
Gross Unrealized Depreciation			(231,040)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2017 (Unaudited)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Purchases:
Citigroup
Indian Rupee,
Expiring
8/24/2017	92,600,000	1,427,910	1,438,563	10,653
Goldman Sachs International
Canadian Dollar,
Expiring
8/31/2017	425,000	339,633	341,052	1,419
Norwegian Krone,
Expiring
8/31/2017	21,130,000	2,637,804	2,689,377	51,573
Swedish Krona,
Expiring
8/31/2017	32,900,000	4,000,888	4,082,771	81,883
HSBC
Mexican New Peso,
Expiring
8/25/2017	39,865,000	2,191,890	2,229,189	37,299
JP Morgan Chase Bank
Chilean Peso,
Expiring
8/25/2017	910,000,000	1,365,317	1,399,631	34,314
Indonesian Rupiah,
Expiring
8/25/2017	36,611,675,000	2,733,643	2,740,112	6,469
Malaysian Ringgit,
Expiring
8/25/2017	6,100,000	1,431,757	1,423,122	(8,635)
Royal Bank of Canada
Euro,
Expiring
8/31/2017	140,000	163,356	166,031	2,675
UBS
New Zealand Dollar,
Expiring
8/31/2017	1,000,000	742,589	750,536	7,947

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
Bank of America
Thai Baht,
Expiring
8/25/2017	52,950,000	1,558,499	1,591,501	(33,002)
Barclays Bank
Malaysian Ringgit,
Expiring
8/25/2017	6,100,000	1,412,661	1,423,122	(10,461)
South Korean Won,
Expiring
8/25/2017	3,000,000,000	2,592,572	2,681,335	(88,763)
Citigroup
Brazilian Real,
Expiring
10/3/2017	4,390,000	1,378,812	1,391,939	(13,127)
Chilean Peso,
Expiring
8/25/2017	910,000,000	1,365,670	1,399,632	(33,962)
Colombian Peso,
Expiring
8/25/2017	4,000,000,000	1,307,485	1,335,305	(27,820)
Mexican New Peso,
Expiring
8/25/2017	60,335,000	3,279,433	3,373,840	(94,407)
South African Rand,
Expiring
8/25/2017	46,270,000	3,551,854	3,494,691	57,163
Taiwan Dollar,
Expiring
8/25/2017	41,355,000	1,374,606	1,371,220	3,386
Goldman Sachs International
Euro,
Expiring
8/31/2017	8,485,000	9,940,857	10,062,658	(121,801)
Japanese Yen,
Expiring
8/31/2017	125,095,000	1,117,317	1,136,379	(19,062)
New Zealand Dollar,
Expiring
8/31/2017	550,000	408,683	412,795	(4,112)
HSBC
Australian Dollar,
Expiring
8/31/2017	6,225,000	4,932,410	4,977,949	(45,539)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
(Unaudited) (continued)

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales: (continued)
HSBC (continued)
Canadian Dollar,
Expiring
8/31/2017	3,400,000	2,718,084	2,728,415	(10,331)
New Zealand Dollar,
Expiring
8/1/2017	906,366	681,370	680,680	690
8/31/2017	8,460,000	6,282,253	6,349,534	(67,281)
JP Morgan Chase Bank
Euro,
Expiring
8/31/2017	5,300,000	6,209,109	6,285,455	(76,346)
Polish Zloty,
Expiring
8/25/2017	7,705,000	2,058,616	2,142,757	(84,141)
Russian Ruble,
Expiring
8/25/2017	8,585,000	148,406	142,817	5,589
Turkish Lira,
Expiring
8/25/2017	4,925,000	1,371,454	1,387,559	(16,105)
Gross Unrealized Appreciation				301,060
Gross Unrealized Depreciation				(754,895)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
Dreyfus Opportunistic Fixed Income Fund
July 31, 2017 (Unaudited)

Centrally Cleared Interest Rate Swaps

			(Pay)
			Receive		Unrealized
Notional	Currency/		Fixed		Appreciation
Amount($)†	Floating Rate	Counterparty	Rate (%)	Expiration	(Depreciation) ($)
	CAD - 6
11,300,000	MONTH LIBOR	Bank of America	1.25	6/21/2019	(54,335)
	USD - 3 MONTH
13,400,000	LIBOR	Barclays Bank	1.89	4/19/2022	72,657
	JPY 6-MONTH JP	Morgan Chase
195,000,000	LIBOR	Bank	0.63	3/29/2046	111,977
	SEK - 3 MONTH	Goldman Sachs
22,000,000	STIB	International	0.44	7/18/2022	1,157
	EUR - 6	Goldman Sachs
7,300,000	MONTH LIBOR	International	0.13	3/6/2022	(22,465)
	USD - 3 MONTH JP	Morgan Chase
4,200,000	LIBOR	Bank	1.80	9/28/2046	656,024
	SEK - 3 MONTH	Goldman Sachs
66,100,000	STIB	International	0.46	7/19/2022	(4,166)
	JPY 6-MONTH JP	Morgan Chase
144,400,000	LIBOR	Bank	0.62	4/4/2046	84,991
	CAD - 6
33,300,000	MONTH LIBOR	Bank of America	1.25	6/20/2019	(157,262)
	SEK - 3 MONTH	Goldman Sachs
22,000,000	STIB	International	0.42	7/20/2022	3,197
Gross Unrealized Appreciation					930,003
Gross Unrealized Depreciation					(238,228)

CAD—Canadian Dollar
EUR—Euro
JPY—Japanese Yen
LIBOR—London Interbank Offered Rate
USD—United States Dollar
† Clearing House-Chicago Mercantile Exchange
See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the

NOTES

market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement

NOTES

of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date

NOTES

the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

NOTES

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2017 are set forth in the Statement of Swap Agreements.

At July 31, 2017, accumulated net unrealized appreciation on investments was $3,953,062, consisting of $5,305,445 gross unrealized appreciation and $1,352,383 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2017 (Unaudited)

Common Stocks - 99.5%	Shares	Value ($)
Banks - 4.7%
JPMorgan Chase & Co.	64,300	5,902,740
Wells Fargo & Co.	40,600	2,189,964
		8,092,704
Capital Goods - 1.5%
United Technologies	21,900	2,596,683
Consumer Durables & Apparel - 1.2%
NIKE, Cl. B	33,660	1,987,623
Consumer Services - 2.0%
McDonald's	22,750	3,529,435
Diversified Financials - 6.4%
American Express	29,300	2,497,239
BlackRock	9,600	4,094,688
Intercontinental Exchange	34,000	2,268,140
State Street	22,300	2,079,029
		10,939,096
Energy - 8.0%
Chevron	44,800	4,891,712
ConocoPhillips	37,700	1,710,449
Exxon Mobil	68,012	5,443,680
Occidental Petroleum	27,400	1,696,882
		13,742,723
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance	40,400	3,259,068
Food, Beverage & Tobacco - 20.1%
Altria Group	88,800	5,769,336
Anheuser-Busch InBev, ADR	7,200	868,752
Coca-Cola	116,000	5,317,440
Constellation Brands, Cl. A	5,800	1,121,430
Nestle, ADR	60,150	5,070,044
PepsiCo	35,100	4,093,011
Philip Morris International	106,500	12,429,615
		34,669,628
Health Care Equipment & Services - 3.0%
Abbott Laboratories	58,100	2,857,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
Health Care Equipment & Services - 3.0% (continued)
UnitedHealth Group	12,200		2,340,082
			5,197,440
Household & Personal Products - 3.7%
Estee Lauder, Cl. A	38,900		3,850,711
Procter & Gamble	28,400		2,579,288
			6,429,999
Insurance - 2.8%
Chubb	33,100		4,847,826
Materials - 1.9%
Air Products & Chemicals	5,000		710,750
Praxair	19,300		2,512,088
			3,222,838
Media - 5.9%
Comcast, Cl. A	106,800		4,320,060
Twenty-First Century Fox, Cl. A	35,550		1,034,505
Twenty-First Century Fox, Cl. B	32,500		932,425
Walt Disney	34,800		3,825,564
			10,112,554
Pharmaceuticals, Biotechnology & Life Sciences - 8.1%
AbbVie	45,700		3,194,887
Celgene	17,000	[a]	2,301,970
Novartis, ADR	24,900		2,121,480
Novo Nordisk, ADR	70,175	[b]	2,975,420
Roche Holding, ADR	104,300		3,306,623
			13,900,380
Semiconductors & Semiconductor Equipment - 4.3%
ASML Holding	16,100		2,420,313
Texas Instruments	61,900		5,037,422
			7,457,735
Software & Services - 16.2%
Alphabet, Cl. C	6,418	[a]	5,971,949
Automatic Data Processing	8,640		1,027,382
Facebook, Cl. A	51,900	[a]	8,784,075
Microsoft	99,045		7,200,572
VeriSign	9,600	[a,b]	971,232
Visa, Cl. A	39,500	[b]	3,932,620
			27,887,830
Technology Hardware & Equipment - 6.3%
Apple	72,700		10,812,671

Common Stocks - 99.5% (continued)	Shares	Value ($)
Transportation - 1.5%
Canadian Pacific Railway	16,900	2,642,653
Total Common Stocks (cost $89,952,807)		171,328,886
Other Investment - .7%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $1,226,696)	1,226,696 [c]	1,226,696
Investment of Cash Collateral for Securities Loaned - 1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares
(cost $3,004,707)	3,004,707 [c]	3,004,707
Total Investments (cost $94,184,210)	102.0%	175,560,289
Liabilities, Less Cash and Receivables	(2.0%)	(3,401,409)
Net Assets	100.0%	172,158,880
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At July 31, 2017, the value of the fund’s securities on loan was $7,800,469 and the value of the collateral held by the fund was $7,953,850, consisting of cash collateral of $3,004,707 and U.S. Government & Agency securities valued at $4,949,143.
[c] Investment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited)†	Value (%)
Food, Beverage & Tobacco	20.1
Software & Services	16.2
Pharmaceuticals, Biotechnology & Life Sciences	8.1
Energy	8.0
Diversified Financials	6.4
Technology Hardware & Equipment	6.3
Media	5.9
Banks	4.7
Semiconductors & Semiconductor Equipment	4.3
Household & Personal Products	3.7
Health Care Equipment & Services	3.0
Insurance	2.8
Money Market Investments	2.5
Consumer Services	2.0
Food & Staples Retailing	1.9
Materials	1.9
Transportation	1.5
Capital Goods	1.5
Consumer Durables & Apparel	1.2
102.0
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
July 31, 2017 (Unaudited)

The following is a summary of the inputs used as of July 31, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	151,923,601	-	-	151,923,601
Equity Securities—
Foreign Common
Stocks†	19,405,285	-	-	19,405,285
Registered Investment
Companies	4,231,403	-	-	4,231,403

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2017, accumulated net unrealized appreciation on investments was $81,376,079, consisting of $82,373,146 gross unrealized appreciation and $997,067 gross unrealized depreciation.

At July 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 19, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 19, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)